WESTERN ASSET INCOME FUND

Schedule of investments (unaudited)	October 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CORPORATE BONDS & NOTES - 35.8%
COMMUNICATION SERVICES - 3.7%
Diversified Telecommunication Services - 0.6%
Altice France Holding SA, Senior Secured Notes	10.500%	5/15/27	1,080,000	$1,192,725	(a)
Altice France SA, Senior Secured Notes	7.375%	5/1/26	920,000	961,170	(a)
Frontier Communications Corp., Senior Secured Notes	5.875%	10/15/27	570,000	585,618	(a)

Total Diversified Telecommunication Services				2,739,513

Entertainment - 0.5%
Allen Media LLC/Allen Media Co-Issuer Inc., Senior Notes	10.500%	2/15/28	1,120,000	1,089,026	(a)
Netflix Inc., Senior Notes	6.375%	5/15/29	1,200,000	1,471,500

Total Entertainment				2,560,526

Interactive Media & Services - 0.1%
Match Group Holdings II LLC, Senior Notes	4.625%	6/1/28	590,000	611,963	(a)

Media - 1.7%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.000%	2/1/28	1,060,000	1,114,590	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	5/1/32	2,330,000	2,411,550	(a)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.125%	7/1/49	900,000	1,053,845
DISH DBS Corp., Senior Notes	7.750%	7/1/26	880,000	933,900
iHeartCommunications Inc., Senior Secured Notes	5.250%	8/15/27	380,000	375,725	(a)
iHeartCommunications Inc., Senior Secured Notes	4.750%	1/15/28	580,000	554,880	(a)
Prosus NV, Senior Notes	4.850%	7/6/27	1,480,000	1,701,128	(a)
Time Warner Cable LLC, Senior Secured Notes	6.550%	5/1/37	30,000	39,239
Time Warner Cable LLC, Senior Secured Notes	6.750%	6/15/39	100,000	134,046
Univision Communications Inc., Senior Secured Notes	9.500%	5/1/25	440,000	478,500	(a)

Total Media				8,797,403

See Notes to Schedule of Investments.

Western Asset Income Fund 2020 Quarterly Report	1

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Wireless Telecommunication Services - 0.8%
Millicom International Cellular SA, Senior Notes	6.625%	10/15/26	530,000		$571,870	(a)
Millicom International Cellular SA, Senior Notes	6.250%	3/25/29	900,000		997,033	(a)
Sprint Capital Corp., Senior Notes	6.875%	11/15/28	350,000		443,406
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	1,040,000		1,557,140
Switch Ltd., Senior Notes	3.750%	9/15/28	700,000		702,188	(a)

Total Wireless Telecommunication Services					4,271,637

TOTAL COMMUNICATION SERVICES					18,981,042

CONSUMER DISCRETIONARY - 7.0%
Automobiles - 0.8%
Ford Motor Co., Senior Notes	8.500%	4/21/23	490,000		541,619
Ford Motor Co., Senior Notes	9.000%	4/22/25	1,310,000		1,545,381
Ford Motor Credit Co. LLC, Senior Notes	3.087%	1/9/23	770,000		763,744
Ford Motor Credit Co. LLC, Senior Notes	5.125%	6/16/25	650,000		678,301
PM General Purchaser LLC, Senior Secured Notes	9.500%	10/1/28	690,000		721,912	(a)

Total Automobiles					4,250,957

Distributors - 0.5%
American News Co. LLC, Secured Notes (8.500% Cash or 10.000% PIK)	8.500%	9/1/26	2,438,181		2,683,133	(a)(b)

Diversified Consumer Services - 0.7%
Co-operative Group Holdings 2011 Ltd., Senior Notes	7.500%	7/8/26	830,000	GBP	1,270,422	(c)
Prime Security Services Borrower LLC/Prime Finance Inc., Secured Notes	6.250%	1/15/28	450,000		455,350	(a)
Prime Security Services Borrower LLC/Prime Finance Inc., Senior Secured Notes	3.375%	8/31/27	760,000		734,350	(a)
Weight Watchers International Inc., Senior Notes	8.625%	12/1/25	770,000		804,169	(a)

Total Diversified Consumer Services					3,264,291

See Notes to Schedule of Investments.

2	Western Asset Income Fund 2020 Quarterly Report

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Hotels, Restaurants & Leisure - 3.7%
Boyd Gaming Corp., Senior Notes	8.625%	6/1/25	250,000		$273,988	(a)
Boyne USA Inc., Secured Notes	7.250%	5/1/25	610,000		639,356	(a)
Caesars Entertainment Inc., Senior Secured Notes	6.250%	7/1/25	800,000		820,498	(a)
CPUK Finance Ltd., Senior Secured Notes	7.239%	2/28/24	1,000,000	GBP	1,468,653	(c)
Golden Nugget Inc., Senior Notes	6.750%	10/15/24	760,000		644,495	(a)
Hilton Domestic Operating Co. Inc., Senior Notes	5.750%	5/1/28	350,000		367,528	(a)
International Game Technology PLC, Senior Secured Notes	5.250%	1/15/29	590,000		585,047	(a)
Las Vegas Sands Corp., Senior Notes	3.200%	8/8/24	40,000		40,487
Las Vegas Sands Corp., Senior Notes	3.500%	8/18/26	300,000		303,891
Melco Resorts Finance Ltd., Senior Notes	5.375%	12/4/29	1,170,000		1,129,477	(a)
Mohegan Gaming & Entertainment, Senior Notes	7.875%	10/15/24	1,490,000		1,389,425	(a)
NCL Corp. Ltd., Senior Notes	3.625%	12/15/24	910,000		629,606	(a)
NCL Corp. Ltd., Senior Secured Notes	12.250%	5/15/24	870,000		966,788	(a)
NCL Corp. Ltd., Senior Secured Notes	10.250%	2/1/26	940,000		970,550	(a)
Sands China Ltd., Senior Notes	5.125%	8/8/25	600,000		647,457
Sands China Ltd., Senior Notes	3.800%	1/8/26	250,000		256,710	(a)
Silversea Cruise Finance Ltd., Senior Secured Notes	7.250%	2/1/25	1,204,000		1,214,144	(a)
Twin River Worldwide Holdings Inc., Senior Notes	6.750%	6/1/27	230,000		233,325	(a)
Viking Cruises Ltd., Senior Notes	5.875%	9/15/27	1,090,000		852,244	(a)
VOC Escrow Ltd., Senior Secured Notes	5.000%	2/15/28	1,320,000		1,145,344	(a)
Wendy’s International LLC, Senior Notes	7.000%	12/15/25	900,000		971,158
Wyndham Hotels & Resorts Inc., Senior Notes	4.375%	8/15/28	430,000		428,192	(a)
Wynn Macau Ltd., Senior Notes	5.625%	8/26/28	1,330,000		1,280,125	(a)
Wynn Macau Ltd., Senior Notes	5.125%	12/15/29	720,000		667,656	(a)
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Senior Notes	7.750%	4/15/25	1,170,000		1,232,525	(a)

Total Hotels, Restaurants & Leisure					19,158,669

See Notes to Schedule of Investments.

Western Asset Income Fund 2020 Quarterly Report	3

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Household Durables - 0.3%
MDC Holdings Inc., Senior Notes	6.000%	1/15/43	430,000		$538,500
Newell Brands Inc., Senior Notes	4.700%	4/1/26	850,000		906,465

Total Household Durables					1,444,965

Specialty Retail - 1.0%
L Brands Inc., Senior Notes	6.694%	1/15/27	180,000		180,848
L Brands Inc., Senior Notes	5.250%	2/1/28	1,450,000		1,430,969
L Brands Inc., Senior Notes	6.625%	10/1/30	420,000		441,788	(a)
L Brands Inc., Senior Secured Notes	6.875%	7/1/25	360,000		386,456	(a)
Michaels Stores Inc., Senior Notes	8.000%	7/15/27	660,000		680,915	(a)
Michaels Stores Inc., Senior Secured Notes	4.750%	10/1/27	190,000		186,010	(a)
PetSmart Inc., Senior Notes	8.875%	6/1/25	1,160,000		1,189,000	(a)
Tendam Brands SAU, Senior Secured Notes	5.000%	9/15/24	150,000	EUR	137,943	(a)
Tendam Brands SAU, Senior Secured Notes (3 mo. EURIBOR + 5.250%, 5.250% floor)	5.250%	9/15/24	440,000	EUR	402,711	(a)(d)

Total Specialty Retail					5,036,640

TOTAL CONSUMER DISCRETIONARY					35,838,655

CONSUMER STAPLES - 0.7%
Food & Staples Retailing - 0.2%
Prosperous Ray Ltd., Senior Notes	4.625%	11/12/23	690,000		748,384	(c)

Food Products - 0.5%
Kraft Heinz Foods Co., Senior Notes	3.875%	5/15/27	40,000		42,373	(a)
Kraft Heinz Foods Co., Senior Notes	4.250%	3/1/31	130,000		141,303	(a)
Kraft Heinz Foods Co., Senior Notes	4.875%	10/1/49	490,000		518,861	(a)
Kraft Heinz Foods Co., Senior Notes	5.500%	6/1/50	500,000		572,257	(a)
SunOpta Foods Inc., Secured Notes	9.500%	10/9/22	1,280,000		1,308,800	(a)

Total Food Products					2,583,594

TOTAL CONSUMER STAPLES					3,331,978

ENERGY - 7.7%
Oil, Gas & Consumable Fuels - 7.7%
Berry Petroleum Co. LLC, Senior Notes	7.000%	2/15/26	1,840,000		1,259,756	(a)
Cenovus Energy Inc., Senior Notes	5.375%	7/15/25	700,000		738,786
CNX Midstream Partners LP/CNX Midstream Finance Corp., Senior Notes	6.500%	3/15/26	620,000		631,532	(a)

See Notes to Schedule of Investments.

4	Western Asset Income Fund 2020 Quarterly Report

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Comstock Resources Inc., Senior Notes	9.750%	8/15/26	1,620,000	$1,709,100
Continental Resources Inc., Senior Notes	4.375%	1/15/28	400,000	360,716
DCP Midstream Operating LP, Senior Notes	6.750%	9/15/37	1,020,000	973,381	(a)
Devon Energy Corp., Senior Notes	5.000%	6/15/45	500,000	484,081
Endeavor Energy Resources LP/EER Finance Inc., Senior Notes	6.625%	7/15/25	700,000	727,342	(a)
Endeavor Energy Resources LP/EER Finance Inc., Senior Notes	5.500%	1/30/26	530,000	533,644	(a)
Endeavor Energy Resources LP/EER Finance Inc., Senior Notes	5.750%	1/30/28	430,000	446,770	(a)
Energy Transfer Operating LP, Senior Notes	5.500%	6/1/27	200,000	222,113
Enterprise Products Operating LLC, Senior Notes	3.700%	1/31/51	100,000	99,259
Enterprise Products Operating LLC, Senior Notes	3.950%	1/31/60	400,000	393,971
EQM Midstream Partners LP, Senior Notes	6.000%	7/1/25	330,000	338,663	(a)
EQM Midstream Partners LP, Senior Notes	6.500%	7/1/27	300,000	315,063	(a)
EQT Corp., Senior Notes	7.875%	2/1/25	510,000	568,086
Gazprom PJSC Via Gaz Capital SA, Senior Notes	4.950%	3/23/27	700,000	780,041	(a)
KazMunayGas National Co. JSC, Senior Notes	4.750%	4/19/27	1,360,000	1,535,753	(a)
KazTransGas JSC, Senior Notes	4.375%	9/26/27	980,000	1,072,492	(a)
MEG Energy Corp., Senior Notes	7.000%	3/31/24	702,000	668,655	(a)
MEG Energy Corp., Senior Notes	7.125%	2/1/27	870,000	784,940	(a)
Montage Resources Corp., Senior Notes	8.875%	7/15/23	1,170,000	1,189,012
NGPL PipeCo LLC, Senior Notes	7.768%	12/15/37	1,740,000	2,159,741	(a)
Oasis Petroleum Inc., Senior Notes	6.875%	3/15/22	1,550,000	307,675	*(e)
Oasis Petroleum Inc., Senior Notes	6.875%	1/15/23	700,000	153,563	*(e)
Occidental Petroleum Corp., Senior Notes	7.150%	5/15/28	1,310,000	1,236,208
Occidental Petroleum Corp., Senior Notes	8.875%	7/15/30	340,000	333,413

See Notes to Schedule of Investments.

Western Asset Income Fund 2020 Quarterly Report	5

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Occidental Petroleum Corp., Senior Notes	0.000%	10/10/36	3,050,000	$1,389,031
Parsley Energy LLC/Parsley Finance Corp., Senior Notes	5.375%	1/15/25	670,000	686,331	(a)
Parsley Energy LLC/Parsley Finance Corp., Senior Notes	5.625%	10/15/27	960,000	1,022,640	(a)
Petrobras Global Finance BV, Senior Notes	5.299%	1/27/25	2,090,000	2,332,983
Petrobras Global Finance BV, Senior Notes	6.850%	6/5/2115	1,860,000	2,004,150
Plains All American Pipeline LP, Junior Subordinated Notes (6.125% to 11/15/22 then 3 mo. USD LIBOR + 4.110%)	6.125%	11/15/22	220,000	136,125	(d)(f)
Range Resources Corp., Senior Notes	5.750%	6/1/21	380,000	379,477
Range Resources Corp., Senior Notes	5.875%	7/1/22	874,000	877,072
Range Resources Corp., Senior Notes	5.000%	8/15/22	500,000	501,250
Range Resources Corp., Senior Notes	9.250%	2/1/26	2,160,000	2,292,840	(a)
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.500%	7/15/27	40,000	42,000
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	4.875%	2/1/31	800,000	781,928	(a)
Transportadora de Gas del Sur SA, Senior Notes	6.750%	5/2/25	1,680,000	1,386,000	(a)
Western Midstream Operating LP, Senior Notes	5.450%	4/1/44	1,970,000	1,678,194
Western Midstream Operating LP, Senior Notes	5.300%	3/1/48	1,000,000	810,000
Williams Cos. Inc., Senior Notes	8.750%	3/15/32	540,000	764,800
WPX Energy Inc., Senior Notes	4.500%	1/15/30	1,250,000	1,201,875
YPF SA, Senior Notes	8.500%	3/23/21	320,000	272,563	(a)
YPF SA, Senior Notes	8.500%	3/23/21	1,250,000	1,064,700	(c)

TOTAL ENERGY				39,647,715

See Notes to Schedule of Investments.

6	Western Asset Income Fund 2020 Quarterly Report

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
FINANCIALS - 6.3%
Banks - 3.4%
Banco Bilbao Vizcaya Argentaria SA, Junior Subordinated Notes (5.875% to 9/24/23 then EUR 5 year Swap Rate + 5.660%)	5.875%	9/24/23	800,000	EUR	$916,824	(c)(d)(f)
Banco Mercantil del Norte SA, Junior Subordinated Notes (6.875% to 7/6/22 then 5 year Treasury Constant Maturity Rate + 5.035%)	6.875%	7/6/22	200,000		200,377	(a)(d)(f)
Banco Mercantil del Norte SA, Junior Subordinated Notes (7.625% to 1/6/28 then 10 year Treasury Constant Maturity Rate + 5.353%)	7.625%	1/10/28	200,000		200,000	(a)(d)(f)
Barclays PLC, Junior Subordinated Notes (7.750% to 9/15/23 then USD 5 year ICE Swap Rate + 4.842%)	7.750%	9/15/23	470,000		484,789	(d)(f)
Barclays PLC, Junior Subordinated Notes (8.000% to 6/15/24 then 5 year Treasury Constant Maturity Rate + 5.672%)	8.000%	6/15/24	840,000		901,326	(d)(f)
Cooperatieve Rabobank UA, Junior Subordinated Notes (4.625% to 12/29/25 then EUR 5 year Swap Rate + 4.098%)	4.625%	12/29/25	1,800,000	EUR	2,152,674	(c)(d)(f)
Credit Agricole SA, Junior Subordinated Notes (6.500% to 6/23/21 then EUR 5 year Swap Rate + 5.120%)	6.500%	6/23/21	590,000	EUR	701,026	(c)(d)(f)
Credit Agricole SA, Junior Subordinated Notes (8.125% to 12/23/25 then USD 5 year ICE Swap Rate + 6.185%)	8.125%	12/23/25	510,000		600,117	(a)(d)(f)
HSBC Holdings PLC, Junior Subordinated Notes (5.250% to 9/16/22 then EUR 5 year Swap Rate + 4.383%)	5.250%	9/16/22	850,000	EUR	1,005,655	(c)(d)(f)

See Notes to Schedule of Investments.

Western Asset Income Fund 2020 Quarterly Report	7

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Banks - (continued)
HSBC Holdings PLC, Junior Subordinated Notes (6.250% to 3/23/23 then USD 5 year ICE Swap Rate + 3.453%)	6.250%	3/23/23	290,000		$292,030	(d)(f)
HSBC Holdings PLC, Junior Subordinated Notes (6.500% to 3/23/28 then USD 5 year ICE Swap Rate + 3.606%)	6.500%	3/23/28	200,000		214,263	(d)(f)
ICICI Bank Ltd., Senior Notes	5.750%	11/16/20	1,250,000		1,251,894	(c)
Intesa Sanpaolo SpA, Subordinated Notes	5.017%	6/26/24	2,100,000		2,217,338	(a)
Intesa Sanpaolo SpA, Subordinated Notes	5.710%	1/15/26	1,050,000		1,144,797	(a)
Lions Gate Capital Holdings LLC, Senior Notes	5.875%	11/1/24	220,000		207,602	(a)
Lloyds Banking Group PLC, Junior Subordinated Notes (4.947% to 6/27/25 then EUR 5 year Swap Rate + 5.290%)	4.947%	6/27/25	1,200,000	EUR	1,394,069	(c)(d)(f)
Lloyds Banking Group PLC, Junior Subordinated Notes (7.500% to 6/27/24 then USD 5 year ICE Swap Rate + 4.760%)	7.500%	6/27/24	230,000		243,161	(d)(f)
Natwest Group PLC, Junior Subordinated Notes (8.625% to 8/15/21 then USD 5 year ICE Swap Rate + 7.598%)	8.625%	8/15/21	270,000		279,269	(d)(f)
Santander UK Group Holdings PLC, Junior Subordinated Notes (7.375% to 6/24/22 then GBP 5 year Swap Rate + 5.543%)	7.375%	6/24/22	790,000	GBP	1,062,990	(c)(d)(f)
UniCredit SpA, Subordinated Notes (5.459% to 6/30/30 then USD 5 year ICE Swap Rate + 4.750%)	5.459%	6/30/35	1,070,000		1,085,750	(a)(d)
UniCredit SpA, Subordinated Notes (7.296% to 4/2/29 then USD 5 year ICE Swap Rate + 4.914%)	7.296%	4/2/34	780,000		893,661	(a)(d)

Total Banks					17,449,612

See Notes to Schedule of Investments.

8	Western Asset Income Fund 2020 Quarterly Report

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Capital Markets - 0.7%
Credit Suisse Group AG, Junior Subordinated Notes (7.250% to 9/12/25 then 5 year Treasury Constant Maturity Rate + 4.332%)	7.250%	9/12/25	290,000	$314,478	(a)(d)(f)
Credit Suisse Group AG, Junior Subordinated Notes (7.500% to 7/17/23 then USD 5 year ICE Swap Rate + 4.600%)	7.500%	7/17/23	610,000	648,131	(a)(d)(f)
Owl Rock Capital Corp., Senior Notes	4.000%	3/30/25	1,230,000	1,232,968
UBS Group AG, Junior Subordinated Notes (7.000% to 1/31/24 then USD 5 year ICE Swap Rate + 4.344%)	7.000%	1/31/24	1,260,000	1,356,951	(a)(d)(f)

Total Capital Markets				3,552,528

Diversified Financial Services - 1.7%
AerCap Ireland Capital DAC/ AerCap Global Aviation Trust, Senior Notes	3.950%	2/1/22	300,000	305,121
AerCap Ireland Capital DAC/ AerCap Global Aviation Trust, Senior Notes	3.500%	5/26/22	210,000	213,302
AerCap Ireland Capital DAC/ AerCap Global Aviation Trust, Senior Notes	3.300%	1/23/23	150,000	151,342
AerCap Ireland Capital DAC/ AerCap Global Aviation Trust, Senior Notes	4.500%	9/15/23	590,000	613,119
Allied Universal Holdco LLC/Allied Universal Finance Corp., Senior Secured Notes	6.625%	7/15/26	900,000	943,907	(a)
ASP AMC Merger Sub Inc., Senior Notes	8.000%	5/15/25	340,000	249,439	(a)
Aviation Capital Group LLC, Senior Notes	2.875%	1/20/22	550,000	549,215	(a)
DAE Funding LLC, Senior Notes	5.750%	11/15/23	1,820,000	1,845,025	(a)
Finance of America Funding LLC, Senior Notes	7.875%	11/15/25	680,000	673,200	(a)(g)(h)
Global Aircraft Leasing Co. Ltd., Senior Notes (6.500% Cash or 7.250% PIK)	6.500%	9/15/24	2,093,225	1,407,694	(a)(b)

See Notes to Schedule of Investments.

Western Asset Income Fund 2020 Quarterly Report	9

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Diversified Financial Services - (continued)
Park Aerospace Holdings Ltd., Senior Notes	5.250%	8/15/22	552,000	$568,696	(a)
Park Aerospace Holdings Ltd., Senior Notes	4.500%	3/15/23	190,000	192,264	(a)
Shift4 Payments LLC/Shift4 Payments Finance Sub Inc., Senior Notes	4.625%	11/1/26	60,000	60,918	(a)
Vanguard Group Inc.	3.050%	8/22/50	1,330,000	1,262,436	(g)(i)

Total Diversified Financial Services				9,035,678

Equity Real Estate Investment Trusts (REITs) - 0.2%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., Senior Notes	5.875%	8/1/21	880,000	879,890	(a)

Insurance - 0.1%
Ambac Assurance Corp., Subordinated Notes	5.100%	6/7/2169	14,128	19,321	(a)(f)
Ambac LSNI LLC, Senior Secured Notes (3 mo. USD LIBOR + 5.000%)	6.000%	2/12/23	51,949	51,754	(a)(d)
Highlands Holdings Bond Issuer Ltd./Highlands Holdings Bond Co-Issuer Inc., Senior Secured Notes (7.625% Cash or 8.375% PIK)	7.625%	10/15/25	540,000	538,650	(a)(b)

Total Insurance				609,725

Thrifts & Mortgage Finance - 0.2%
NMI Holdings Inc., Senior Secured Notes	7.375%	6/1/25	900,000	982,300	(a)

TOTAL FINANCIALS				32,509,733

HEALTH CARE - 1.9%
Biotechnology - 0.1%
Ionis Pharmaceuticals Inc., Senior Notes	0.125%	12/15/24	460,000	427,332	(a)

Health Care Providers & Services - 1.1%
Akumin Inc., Senior Secured Notes	7.000%	11/1/25	990,000	981,338	(a)(h)
Centene Corp., Senior Notes	3.375%	2/15/30	220,000	228,869
Global Medical Response Inc., Senior Secured Notes	6.500%	10/1/25	1,120,000	1,107,400	(a)
LifePoint Health Inc., Senior Secured Notes	4.375%	2/15/27	640,000	635,014	(a)
MPH Acquisition Holdings LLC, Senior Notes	5.750%	11/1/28	840,000	826,350	(a)

See Notes to Schedule of Investments.

10	Western Asset Income Fund 2020 Quarterly Report

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Health Care Providers & Services - (continued)
Radiology Partners Inc., Senior Notes	9.250%	2/1/28	940,000		$1,004,371	(a)
US Renal Care Inc., Senior Notes	10.625%	7/15/27	690,000		736,575	(a)

Total Health Care Providers & Services					5,519,917

Pharmaceuticals - 0.7%
Bausch Health Americas Inc., Senior Notes	9.250%	4/1/26	810,000		894,078	(a)
Bausch Health Americas Inc., Senior Notes	8.500%	1/31/27	1,000,000		1,094,835	(a)
Cheplapharm Arzneimittel GmbH, Senior Secured Notes	5.500%	1/15/28	860,000		872,006	(a)
Nidda BondCo GmbH, Senior Notes	5.000%	9/30/25	590,000	EUR	670,512	(c)

Total Pharmaceuticals					3,531,431

TOTAL HEALTH CARE					9,478,680

INDUSTRIALS - 3.8%
Aerospace & Defense - 1.1%
Avolon Holdings Funding Ltd., Senior Notes	5.125%	10/1/23	290,000		295,457	(a)
Boeing Co., Senior Notes	3.250%	2/1/35	630,000		585,866
Boeing Co., Senior Notes	5.805%	5/1/50	300,000		354,115
Boeing Co., Senior Notes	5.930%	5/1/60	1,300,000		1,546,578
TransDigm Inc., Senior Secured Notes	8.000%	12/15/25	1,670,000		1,809,946	(a)
TransDigm Inc., Senior Secured Notes	6.250%	3/15/26	960,000		1,001,995	(a)

Total Aerospace & Defense					5,593,957

Air Freight & Logistics - 0.2%
XPO CNW Inc., Senior Notes	6.700%	5/1/34	830,000		926,633

Airlines - 0.7%
Delta Air Lines Inc., Senior Notes	2.900%	10/28/24	370,000		322,388
Delta Air Lines Inc., Senior Secured Notes	7.000%	5/1/25	690,000		753,738	(a)
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.750%	10/20/28	700,000		716,558	(a)
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes	8.000%	9/20/25	1,230,000		1,305,338	(a)
United Airlines Holdings Inc., Senior Notes	6.000%	12/1/20	70,000		70,254
United Airlines Pass-Through Trust	3.700%	12/1/22	400,000		377,569

Total Airlines					3,545,845

See Notes to Schedule of Investments.

Western Asset Income Fund 2020 Quarterly Report	11

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2020

SECURITY	Rate	MATURITY DATE	FACE AMOUNT†	VALUE
Building Products - 0.1%
Cornerstone Building Brands Inc., Senior Notes	6.125%	1/15/29	400,000	$409,370	(a)

Commercial Services & Supplies - 0.6%
GFL Environmental Inc., Senior Notes	8.500%	5/1/27	688,000	751,210	(a)
GFL Environmental Inc., Senior Secured Notes	3.750%	8/1/25	1,600,000	1,603,000	(a)
RR Donnelley & Sons Co., Senior Notes	8.250%	7/1/27	841,000	870,435

Total Commercial Services & Supplies				3,224,645

Construction & Engineering - 0.0%††
CalAtlantic Group Inc., Senior Notes	5.250%	6/1/26	250,000	241,612

Industrial Conglomerates - 0.4%
General Electric Co., Senior Notes	6.875%	1/10/39	1,440,000	1,910,179

Machinery - 0.1%
Park-Ohio Industries Inc., Senior Notes	6.625%	4/15/27	550,000	529,485

Trading Companies & Distributors - 0.3%
United Rentals North America Inc., Secured Notes	3.875%	11/15/27	360,000	373,500
United Rentals North America Inc., Senior Notes	5.250%	1/15/30	1,090,000	1,183,331

Total Trading Companies & Distributors				1,556,831

Transportation Infrastructure - 0.3%
DP World PLC, Senior Notes	5.625%	9/25/48	1,390,000	1,592,419	(a)

TOTAL INDUSTRIALS				19,530,976

INFORMATION TECHNOLOGY - 0.8%
Communications Equipment - 0.2%
CommScope Inc., Senior Notes	8.250%	3/1/27	600,000	621,750	(a)
CommScope Technologies LLC, Senior Notes	5.000%	3/15/27	200,000	187,004	(a)

Total Communications Equipment				808,754

IT Services - 0.3%
Euronet Worldwide Inc., Senior Notes	0.750%	3/15/49	640,000	617,200
Gartner Inc., Senior Notes	3.750%	10/1/30	1,020,000	1,044,327	(a)

Total IT Services				1,661,527

See Notes to Schedule of Investments.

12	Western Asset Income Fund 2020 Quarterly Report

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Software - 0.3%
Black Knight InfoServ LLC, Senior Notes	3.625%	9/1/28	710,000	$719,762	(a)
Zywave Inc.	0.000%	10/30/27	994,500	982,069	(h)

Total Software				1,701,831

TOTAL INFORMATION TECHNOLOGY				4,172,112

MATERIALS - 2.4%
Chemicals - 0.3%
Braskem Netherlands Finance BV, Senior Notes	4.500%	1/10/28	1,450,000	1,398,191	(a)

Construction Materials - 0.3%
SRM Escrow Issuer LLC, Secured Notes	6.000%	11/1/28	1,120,000	1,120,000	(a)(h)
Summit Materials LLC/Summit Materials Finance Corp., Senior Notes	5.250%	1/15/29	420,000	433,125	(a)

Total Construction Materials				1,553,125

Containers & Packaging - 0.1%
ARD Finance SA, Senior Secured Notes (6.500% Cash or 7.250% PIK)	6.500%	6/30/27	250,000	254,375	(a)(b)
Cascades Inc./Cascades USA Inc., Senior Notes	5.375%	1/15/28	500,000	522,188	(a)

Total Containers & Packaging				776,563

Metals & Mining - 1.4%
First Quantum Minerals Ltd., Senior Notes	7.250%	4/1/23	1,500,000	1,509,787	(a)
First Quantum Minerals Ltd., Senior Notes	6.875%	10/15/27	2,830,000	2,826,434	(a)
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	860,000	979,850
Northwest Acquisitions ULC/ Dominion Finco Inc., Secured Notes	7.125%	11/1/22	1,300,000	14,625	*(a)(e)
Vale Overseas Ltd., Senior Notes	6.250%	8/10/26	410,000	489,725
Vale Overseas Ltd., Senior Notes	6.875%	11/10/39	830,000	1,140,212

Total Metals & Mining				6,960,633

See Notes to Schedule of Investments.

Western Asset Income Fund 2020 Quarterly Report	13

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Paper & Forest Products - 0.3%
Resolute Forest Products Inc., Senior Notes	5.875%	5/15/23	160,000		$158,583
Suzano Austria GmbH, Senior Notes	6.000%	1/15/29	1,370,000		1,591,954

Total Paper & Forest Products					1,750,537

TOTAL MATERIALS					12,439,049

REAL ESTATE - 1.1%
Equity Real Estate Investment Trusts (REITs) - 0.4%
CoreCivic Inc., Senior Notes	4.625%	5/1/23	430,000		394,525
Diversified Healthcare Trust, Senior Notes	9.750%	6/15/25	760,000		837,034
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	3.692%	6/5/28	755,000	GBP	994,935

Total Equity Real Estate Investment Trusts (REITs)					2,226,494

Real Estate Management & Development - 0.7%
Five Point Operating Co. LP/Five Point Capital Corp., Senior Notes	7.875%	11/15/25	1,410,000		1,412,644	(a)
Realogy Group LLC/Realogy Co-Issuer Corp., Secured Notes	7.625%	6/15/25	490,000		518,305	(a)
Redfin Corp., Senior Notes	0.000%	10/15/25	210,000		198,198	(a)
Swire Pacific MTN Financing Ltd., Senior Notes	4.500%	10/9/23	1,230,000		1,338,264	(c)

Total Real Estate Management & Development					3,467,411

TOTAL REAL ESTATE					5,693,905

UTILITIES - 0.4%
Electric Utilities - 0.4%
FirstEnergy Corp., Senior Notes	7.375%	11/15/31	190,000		255,212
Talen Energy Supply LLC, Senior Notes	10.500%	1/15/26	650,000		444,844	(a)
TransAlta Corp., Senior Notes	6.500%	3/15/40	1,010,000		1,052,925

TOTAL UTILITIES					1,752,981

TOTAL CORPORATE BONDS & NOTES (Cost - $181,228,539)					183,376,826

SENIOR LOANS - 25.0%
COMMUNICATION SERVICES - 3.4%
Diversified Telecommunication Services - 0.9%
Infoblox Inc., First Lien Term Loan	—	10/7/27	1,400,000		1,380,050	(j)
Level 3 Financing Inc., 2027 Term Loan B (1 mo. USD LIBOR + 1.750%)	1.898%	3/1/27	634,176		612,206	(d)(k)(l)

See Notes to Schedule of Investments.

14	Western Asset Income Fund 2020 Quarterly Report

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Diversified Telecommunication Services - (continued)
Virgin Media Bristol LLC, Term Loan Facility N (1 mo. USD LIBOR + 2.500%)	2.648%	1/31/28	1,588,574	$1,537,055	(d)(k)(l)
Windstream Services LLC, Initial Term Loan (1 mo. USD LIBOR + 6.250%)	7.250%	8/11/27	1,236,900	1,171,963	(d)(k)(l)

Total Diversified Telecommunication Services				4,701,274

Entertainment - 0.6%
Allen Media LLC, Initial Term Loan (3 mo. USD LIBOR + 5.500%)	5.720%	2/10/27	1,750,923	1,700,219	(d)(k)(l)
Cinemark USA Inc., Additional Term Loan	—	3/31/25	249,359	220,995	(j)
William Morris Endeavor Entertainment LLC, New Term Loan B1 (1 mo. USD LIBOR + 2.750%)	2.900%	5/19/25	1,190,472	1,026,187	(d)(k)(l)

Total Entertainment				2,947,401

Internet & Direct Marketing Retail - 0.2%
CNT Holdings I Corp., First Lien Initial Term Loan	—	10/6/27	1,180,000	1,168,200	(j)

Media - 1.7%
Applovin Corp., Initial Term Loan (1 mo. USD LIBOR + 3.500%)	3.648%	8/15/25	600,827	589,937	(d)(k)(l)
AppLovin Corp., Third Amendment New Term Loan (1 mo. USD LIBOR + 4.000%)	4.148%	8/15/25	567,150	561,833	(d)(k)(l)
Charter Communications Operating LLC, Term Loan B1 (1 mo. USD LIBOR + 1.750%)	1.900%	4/30/25	1,115,660	1,094,131	(d)(k)(l)
Entercom Media Corp., Term Loan B2 (1 mo. USD LIBOR + 2.500%)	2.652%	11/18/24	541,373	522,763	(d)(k)(l)
iHeartCommunications Inc., New Term Loan (1 mo. USD LIBOR + 3.000%)	3.148%	5/1/26	286,757	269,850	(d)(k)(l)
iHeartCommunications Inc., Second Amendment Incremental Term Loan (1 mo. USD LIBOR + 4.000%)	4.750%	5/1/26	528,675	511,714	(d)(k)(l)
Lions Gate Capital Holdings LLC, Term Loan B (1 mo. USD LIBOR + 2.250%)	2.398%	3/24/25	364,026	351,740	(d)(k)(l)

See Notes to Schedule of Investments.

Western Asset Income Fund 2020 Quarterly Report	15

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Media - (continued)
Nexstar Broadcasting Inc., Term Loan B4 (1 mo. USD LIBOR + 2.750%)	2.899%	9/18/26	1,332,750	$1,301,375	(d)(k)(l)
Nielsen Finance LLC, Dollar Term Loan B5 (1 mo. USD LIBOR + 3.750%)	4.750%	6/6/25	149,250	149,250	(d)(k)(l)
Terrier Media Buyer Inc., Term Loan (1 mo. USD LIBOR + 4.250%)	4.398%	12/17/26	1,280,275	1,251,269	(d)(k)(l)
Univision Communications Inc., 2020 First Lien New Replacement Term Loan (1 mo. USD LIBOR + 3.750%)	4.750%	3/16/26	1,273,371	1,243,811	(d)(k)(l)
Virgin Media Bristol LLC, Term Loan B	—	1/31/29	940,000	924,221	(j)
Ziggo Financing Partnership, Term Loan I (1 mo. USD LIBOR + 2.500%)	2.648%	4/30/28	120,000	115,383	(d)(k)(l)

Total Media				8,887,277

TOTAL COMMUNICATION SERVICES				17,704,152

CONSUMER DISCRETIONARY - 5.4%
Auto Components - 0.3%
American Axle & Manufacturing Inc., Term Loan B (1 mo. USD LIBOR + 2.250%)	3.000%	4/6/24	544,240	526,665	(d)(k)(l)
Panther BF Aggregator 2 LP, First Lien Initial Dollar Term Loan (1 mo. USD LIBOR + 3.500%)	3.648%	4/30/26	1,156,850	1,123,591	(d)(i)(k)(l)

Total Auto Components				1,650,256

Diversified Consumer Services - 0.4%
Prime Security Services Borrower LLC, 2019 Refinancing Term Loan B1	4.250%	9/23/26	1,806,223	1,784,650	(d)(k)(l)
TruGreen LP, Second Lien Term Loan	—	10/30/28	320,000	313,600	(j)

Total Diversified Consumer Services				2,098,250

Hotels, Restaurants & Leisure - 2.4%
Alterra Mountain Co., First Lien Term Loan (1 mo. USD LIBOR + 4.500%)	5.500%	5/13/26	845,750	842,578	(d)(k)(l)
Alterra Mountain Co., Initial Term Loan (1 mo. USD LIBOR + 2.750%)	2.898%	7/31/24	1,011,400	979,794	(d)(k)(l)

See Notes to Schedule of Investments.

16	Western Asset Income Fund 2020 Quarterly Report

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Hotels, Restaurants & Leisure - (continued)
Aristocrat Technologies Inc., Initial Term Loan (3 mo. USD LIBOR + 3.750%)	4.750%	10/19/24	588,100	$588,688	(d)(k)(l)
ASHCO LLC, Initial Term Loan (3 mo. USD LIBOR + 5.000%)	5.750%	9/25/24	387,508	386,647	(d)(k)(l)
Boyd Gaming Corp., Refinancing Term Loan B (1 week USD LIBOR + 2.250%)	2.344%	9/15/23	1,196,200	1,165,734	(d)(j)(k)(l)
Caesars Resort Collection LLC, Term Loan B (1 mo. USD LIBOR + 2.750%)	2.898%	12/23/24	1,556,902	1,464,137	(d)(k)(l)
Caesars Resort Collection LLC, Term Loan B1	4.648-4.651%	7/21/25	1,260,000	1,221,938	(d)(k)(l)
Equinox Holdings Inc., First Lien Incremental Term Loan B1 (3 mo. USD LIBOR + 3.000%)	4.000%	3/8/24	1,367,151	998,021	(d)(k)(l)
Equinox Holdings Inc., Term Loan B2 (3 mo. USD LIBOR + 9.000%)	10.000%	3/8/24	399,000	387,030	(d)(i)(k)(l)
Hilton Worldwide Finance LLC, Refinance Term Loan B2 (1 mo. USD LIBOR + 1.750%)	1.899%	6/22/26	610,000	579,827	(d)(k)(l)
Mohegan Tribal Gaming Authority, Term Loan B (1 mo. USD LIBOR + 6.375%)	7.375%	10/13/23	1,704,224	1,530,150	(d)(k)(l)
Scientific Games International Inc., Initial Term Loan B5	2.898-2.994%	8/14/24	1,004,107	936,564	(d)(k)(l)
Station Casinos LLC, Term Loan Facility B1 (1 mo. USD LIBOR + 2.250%)	2.500%	2/8/27	993,478	954,980	(d)(k)(l)

Total Hotels, Restaurants & Leisure				12,036,088

Specialty Retail - 2.3%
Academy Ltd., Initial Term Loan (1 mo. USD LIBOR + 4.000%)	5.000%	7/1/22	2,436,093	2,431,019	(d)(k)(l)
Academy Ltd., New Initial Term Loan	—	11/5/27	1,410,000	1,395,900	(i)(j)
CWGS Group LLC, Term Loan	3.500%	11/8/23	2,025,558	1,984,202	(d)(k)(l)
Harbor Freight Tools USA Inc., 2020 Initial Term Loan (1 mo. USD LIBOR + 3.250%)	4.000%	10/19/27	1,060,000	1,046,336	(d)(j)(k)(l)
IRB Holding Corp., Term Loan B (3 mo. USD LIBOR + 2.750%)	3.750%	2/5/25	179,082	170,863	(d)(k)(l)

See Notes to Schedule of Investments.

Western Asset Income Fund 2020 Quarterly Report	17

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Specialty Retail - (continued)
LS Group OpCo Acquisition LLC, Initial Term Loan	—	10/26/27	560,000		$555,800	(i)(j)
Michaels Stores Inc., 2020 Refinancing Term B Loan (1 mo. USD LIBOR + 3.500%)	4.250%	10/1/27	1,678,756		1,653,574	(d)(k)(l)
Party City Holdings Inc., 2018 Replacement Term Loan (3 mo. USD LIBOR + 2.500%)	3.250-4.100%	8/19/22	605,209		466,314	(d)(k)(l)
Petco Animal Supplies Inc., Term Loan (3 mo. USD LIBOR + 3.250%)	4.250%	1/26/23	986,228		919,658	(d)(k)(l)
PetSmart Inc., Term Loan B2 (3 mo. USD LIBOR + 3.500%)	4.500%	3/11/22	843,277		837,480	(d)(k)(l)
Whatabrands LLC, 2020 Refinancing Term Loan (1 mo. USD LIBOR + 2.750%)	2.897%	8/3/26	248,747		242,901	(d)(k)(l)

Total Specialty Retail					11,704,047

TOTAL CONSUMER DISCRETIONARY					27,488,641

CONSUMER STAPLES - 0.7%
Food & Staples Retailing - 0.6%
Froneri International PLC, Term Loan Facility B1 (3 mo. EURIBOR + 2.625%)	2.625%	1/29/27	470,000	EUR	534,776	(d)(k)(l)
Froneri U.S. Inc., Term Loan Facility B2 (1 mo. USD LIBOR + 2.250%)	2.398%	1/29/27	1,226,925		1,185,954	(d)(k)(l)
US Foods Inc., 2019 Incremental Term Loan B (1 mo. USD LIBOR + 2.000%)	2.148%	9/13/26	1,246,851		1,188,961	(d)(k)(l)
US Foods Inc., Repriced Term Loan (1 mo. USD LIBOR + 1.750%)	1.898%	6/27/23	329,141		316,387	(d)(k)(l)

Total Food & Staples Retailing					3,226,078

Food Products - 0.1%
8th Avenue Food & Provisions Inc., Second Lien Term Loan (1 mo. USD LIBOR + 7.750%)	7.897%	10/1/26	260,000		256,425	(d)(i)(k)(l)

TOTAL CONSUMER STAPLES					3,482,503

ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Chesapeake Energy Corp., Term Loan A (3 mo. USD LIBOR + 8.000%)	9.000%	6/24/24	1,750,000		1,302,292	*(d)(e)(k)(l)

See Notes to Schedule of Investments.

18	Western Asset Income Fund 2020 Quarterly Report

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
FINANCIALS - 3.2%
Capital Markets - 0.3%
Focus Financial Partners LLC, Term Loan B3 (1 mo. USD LIBOR + 2.000%)	2.148%	7/3/24	1,663,847	$1,621,991	(d)(k)(l)

Diversified Financial Services - 1.6%
Citadel Securities LP, Term Loan Facility B (1 mo. USD LIBOR + 2.750%)	2.897%	2/27/26	1,570,000	1,549,721	(d)(k)(l)
Deerfield Dakota Holding LLC, First Lien Initial Dollar Term Loan (1 mo. USD LIBOR + 3.750%)	4.750%	4/9/27	379,050	374,170	(d)(k)(l)
Deerfield Dakota Holding LLC, Second Lien Initial Term Loan (1 mo. USD LIBOR + 8.000%)	9.000%	4/7/28	1,240,000	1,249,300	(d)(i)(k)(l)
Hudson River Trading LLC, 2020 Repriced Term Loans (1 mo. USD LIBOR + 3.000%)	3.148%	2/18/27	708,216	700,691	(d)(k)(l)
Jane Street Group LLC, Dollar Term Loan (1 mo. USD LIBOR + 3.000%)	3.148%	1/31/25	1,313,816	1,298,214	(d)(k)(l)
Stars Group Holdings BV, USD Term Loan (3 mo. USD LIBOR + 3.500%)	3.720%	7/10/25	359,476	359,864	(d)(k)(l)
TKC Holdings Inc., First Lien Initial Term Loan	4.250%	2/1/23	954,980	899,274	(d)(k)(l)
Trans Union LLC, Term Loan B5 (1 mo. USD LIBOR + 1.750%)	1.898%	11/16/26	98,158	95,949	(d)(k)(l)
UFC Holdings LLC, Term Loan B (3 mo. USD LIBOR + 3.250%)	4.250%	4/29/26	635,815	624,291	(d)(k)(l)
VFH Parent LLC, Initial Term Loan (1 mo. USD LIBOR + 3.000%)	3.145%	3/1/26	1,198,296	1,186,313	(d)(k)(l)

Total Diversified Financial Services				8,337,787

Insurance - 1.3%
Acrisure LLC, Term Loan B 2020 (1 mo. USD LIBOR + 3.500%)	3.648%	2/15/27	527,350	509,881	(d)(k)(l)
AmeriLife Holdings LLC, Delayed Draw Term Loan	—	3/18/27	27,236	26,896	(j)
AmeriLife Holdings LLC, First Lien Term Loan (1 mo. USD LIBOR + 4.000%)	4.149%	3/18/27	212,196	209,543	(d)(i)(k)(l)

See Notes to Schedule of Investments.

Western Asset Income Fund 2020 Quarterly Report	19

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Insurance - (continued)
Asurion LLC, Fourteenth Amendment Replacement Term Loan B4 (1 mo. USD LIBOR + 3.000%)	3.148%	8/4/22	1,231,389	$1,214,458	(d)(k)(l)
Asurion LLC, New Term Loan B7 (1 mo. USD LIBOR + 3.000%)	3.148%	11/3/24	620,728	609,865	(d)(k)(l)
Asurion LLC, Second Lien Replacement Term Loan B2 (1 mo. USD LIBOR + 6.500%)	6.648%	8/4/25	1,240,000	1,243,358	(d)(k)(l)
Ryan Specialty Group LLC, Initial Term Loan (1 mo. USD LIBOR + 3.250%)	4.000%	9/1/27	870,000	864,200	(d)(k)(l)
Sedgwick Claims Management Services Inc., 2020 Term Loan (1 mo. USD LIBOR + 4.250%)	5.250%	9/3/26	538,650	533,095	(d)(k)(l)
Sedgwick Claims Management Services Inc., Term Loan (1 mo. USD LIBOR + 3.250%)	3.398%	12/31/25	1,178,010	1,133,282	(d)(k)(l)

Total Insurance				6,344,578

TOTAL FINANCIALS				16,304,356

HEALTH CARE - 4.4%
Health Care Equipment & Supplies - 0.1%
Air Methods Corp., Initial Term Loan (3 mo. USD LIBOR + 3.500%)	4.500%	4/22/24	649,303	559,050	(d)(k)(l)
Radiology Partners Inc., Replacement Term Loan B	4.397-5.295%	7/9/25	230,000	217,781	(d)(k)(l)

Total Health Care Equipment & Supplies				776,831

Health Care Providers & Services - 3.1%
Elanco Animal Health Inc., Term Loan (1 mo. USD LIBOR + 1.750%)	1.899%	8/1/27	585,965	574,141	(d)(k)(l)
EyeCare Partners LLC, First Lien Initial Delayed Draw Term Loan	—	2/18/27	211,892	200,767	(j)
EyeCare Partners LLC, First Lien Initial Term Loan (1 mo. USD LIBOR + 3.750%)	3.898%	2/18/27	903,568	856,130	(d)(k)(l)
EyeCare Partners LLC, Second Lien Initial Term Loan (1 mo. USD LIBOR + 8.250%)	8.398%	2/4/28	810,000	767,475	(d)(k)(l)
Global Medical Response Inc., 2020 Term Loan (3 mo. USD LIBOR + 4.750%)	5.750%	10/2/25	1,862,956	1,808,232	(d)(k)(l)

See Notes to Schedule of Investments.

20	Western Asset Income Fund 2020 Quarterly Report

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Health Care Providers & Services - (continued)
Grifols Worldwide Operations USA Inc., Term Loan B (1 week USD LIBOR + 2.000%)	2.094%	11/15/27	635,200	$620,820	(d)(k)(l)
Jaguar Holding Co. II, 2018 Term Loan (1 mo. USD LIBOR + 2.500%)	3.500%	8/18/22	817,101	812,505	(d)(k)(l)
LifePoint Health Inc., First Lien Term Loan B (1 mo. USD LIBOR + 3.750%)	3.898%	11/17/25	1,642,512	1,597,684	(d)(k)(l)
Maravai Intermediate Holdings LLC, Initial Term Loan (3 mo. USD LIBOR + 4.250%)	5.250%	10/19/27	240,000	239,400	(d)(i)(k)(l)
MPH Acquisition Holdings LLC, Initial Term Loan (3 mo. USD LIBOR + 2.750%)	3.750%	6/7/23	779,468	770,699	(d)(k)(l)
Option Care Health Inc., First Lien Term Loan B (1 mo. USD LIBOR + 4.500%)	4.648%	8/6/26	1,290,250	1,263,638	(d)(k)(l)
Phoenix Guarantor Inc., Term Loan B1 (1 mo. USD LIBOR + 3.250%)	3.397%	3/5/26	1,116,815	1,081,915	(d)(k)(l)
Precision Medicine Group LLC, Delayed Draw Term Loan	—	10/29/27	138,462	136,385	(j)
Precision Medicine Group LLC, Term Loan	—	10/29/27	1,061,538	1,045,615	(j)
Radnet Management Inc., First Lien Term Loan B1 (3 mo. USD LIBOR + 3.500%)	4.750%	6/30/23	1,189,525	1,173,169	(d)(k)(l)
Sotera Health Holdings LLC, First Lien Initial Term Loan (3 mo. USD LIBOR + 4.500%)	5.500%	12/11/26	756,200	755,491	(d)(k)(l)
Surgery Center Holdings Inc., Initial Term Loan (1 mo. USD LIBOR + 3.250%)	4.250%	9/2/24	827,866	786,645	(d)(k)(l)
U.S. Renal Care Inc., First Lien Term Loan B (1 mo. USD LIBOR + 5.000%)	5.188%	6/26/26	407,417	392,037	(d)(k)(l)
WP CityMD Bidco LLC, Initial Term Loan (3 mo. USD LIBOR + 4.500%)	5.500%	8/13/26	1,111,600	1,100,484	(d)(k)(l)

Total Health Care Providers & Services				15,983,232

See Notes to Schedule of Investments.

Western Asset Income Fund 2020 Quarterly Report	21

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Health Care Technology - 0.7%
AthenaHealth Inc., First Lien Term Loan B (3 mo. USD LIBOR + 4.500%)	4.750%	2/11/26	1,718,411	$1,686,191	(d)(i)(k)(l)
Change Healthcare Holdings LLC, Closing Date Term Loan	3.500%	3/1/24	1,785,096	1,746,367	(d)(k)(l)

Total Health Care Technology				3,432,558

Life Sciences Tools & Services - 0.2%
Parexel International Corp., Initial Term Loan (1 mo. USD LIBOR + 2.750%)	2.898%	9/27/24	820,000	788,567	(d)(k)(l)

Pharmaceuticals - 0.3%
Endo Luxembourg Finance Company I SARL, Initial Term Loan (3 mo. USD LIBOR + 4.250%)	5.000%	4/29/24	426,692	408,345	(d)(k)(l)
Milano Acquisition Corp., Term Loan B (3 mo. USD LIBOR + 4.000%)	4.750%	10/1/27	1,220,000	1,200,937	(d)(k)(l)

Total Pharmaceuticals				1,609,282

TOTAL HEALTH CARE				22,590,470

INDUSTRIALS - 4.8%
Aerospace & Defense - 0.8%
Boeing Co., Term Loan (3 mo. USD LIBOR + 1.250%)	1.500-1.520%	2/7/22	2,690,000	2,632,837	(d)(k)(l)
WP CPP Holdings LLC, First Lien Initial Term Loan	4.750%	4/30/25	1,406,570	1,248,770	(d)(k)(l)

Total Aerospace & Defense				3,881,607

Airlines - 1.2%
Delta Air Lines Inc., Initial Term Loan (3 mo. USD LIBOR + 4.750%)	4.964%	4/29/23	2,114,700	2,111,697	(d)(j)(k)(l)
Delta Air Lines Inc., Initial Term Loan	—	10/20/27	1,210,000	1,208,110	(j)
JetBlue Airways Corp., Term Loan (3 mo. USD LIBOR + 5.250%)	6.250%	6/17/24	1,461,500	1,457,976	(d)(k)(l)
Mileage Plus Holdings LLC, Initial Term Loan (3 mo. USD LIBOR + 5.250%)	6.250%	6/20/27	1,210,000	1,233,350	(d)(k)(l)

Total Airlines				6,011,133

Building Products - 0.1%
ACProducts Inc., First Lien Initial Term Loan (3 mo. USD LIBOR + 6.500%)	7.500%	8/18/25	750,500	758,591	(d)(k)(l)

See Notes to Schedule of Investments.

22	Western Asset Income Fund 2020 Quarterly Report

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Commercial Services & Supplies - 1.4%
Allied Universal Holdco LLC, Initial Term Loan (1 mo. USD LIBOR + 4.250%)	4.398%	7/10/26	1,784,939	$1,750,727	(d)(k)(l)
Amentum Government Services Holdings LLC, First Lien Initial Term Loan (1 mo. USD LIBOR + 3.500%)	3.648%	1/31/27	788,025	758,474	(d)(i)(k)(l)
APi Group DE Inc., Initial Term Loan (1 mo. USD LIBOR + 2.500%)	2.648%	10/1/26	1,151,300	1,129,354	(d)(k)(l)
Garda World Security Corp., First Lien Term Loan B (1 mo. USD LIBOR + 4.750%)	4.900%	10/30/26	1,642,086	1,640,239	(d)(k)(l)
GFL Environmental Inc., 2018 Incremental Term Loan (3 mo. USD LIBOR + 3.000%)	4.000%	5/30/25	857,726	851,216	(d)(k)(l)
PAE Holding Corp., Delayed Draw Term Loan	—	10/14/27	111,236	110,123	(i)(j)
PAE Holding Corp., Term Loan B	—	10/14/27	548,764	543,276	(i)(j)
Verscend Holding Corp., Term Loan B (1 mo. USD LIBOR + 4.500%)	4.648%	8/27/25	306,867	301,753	(d)(k)(l)

Total Commercial Services & Supplies				7,085,162

Construction & Engineering - 0.1%
Tutor Perini Corp., Term Loan (3 mo. USD LIBOR + 4.750%)	5.750%	8/18/27	660,000	655,875	(d)(k)(l)

Electrical Equipment - 0.3%
Brookfield WEC Holdings Inc., Refinancing Term Loan (1 mo. USD LIBOR + 3.000%)	3.750%	8/1/25	1,702,745	1,666,827	(d)(k)(l)

Machinery - 0.4%
Douglas Dynamics LLC, 2020 Additional Term B Loan (1 mo. USD LIBOR + 3.750%)	4.750%	6/8/26	189,525	188,577	(d)(i)(k)(l)
Vertical Midco Gmbh, Term Loan B (1 week USD LIBOR + 4.250%)	4.567%	7/30/27	1,870,000	1,847,405	(d)(k)(l)

Total Machinery				2,035,982

Road & Rail - 0.4%
Genesee & Wyoming Inc., Initial Term Loan (3 mo. USD LIBOR + 2.000%)	2.220%	12/30/26	1,870,600	1,833,772	(d)(k)(l)

See Notes to Schedule of Investments.

Western Asset Income Fund 2020 Quarterly Report	23

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Transportation Infrastructure - 0.1%
GlobalTranz Enterprises LLC, First Lien Initial Term Loan (1 mo. USD LIBOR + 5.000%)	5.143%	5/15/26	612,250	$512,760	(d)(k)(l)

TOTAL INDUSTRIALS				24,441,709

INFORMATION TECHNOLOGY - 1.9%
Communications Equipment - 0.4%
CommScope Inc., Initial Term Loan (1 mo. USD LIBOR + 3.250%)	3.398%	4/4/26	1,316,700	1,272,920	(d)(k)(l)
Global Tel Link Corp., First Lien Term Loan (1 mo. USD LIBOR + 4.250%)	4.398%	11/29/25	759,411	663,535	(d)(k)(l)
Global Tel Link Corp., Second Lien Term Loan (1 mo. USD LIBOR + 8.250%)	8.398%	11/29/26	280,000	195,300	(d)(k)(l)

Total Communications Equipment				2,131,755

IT Services - 0.5%
McAfee LLC, USD Term Loan B (1 mo. USD LIBOR + 3.750%)	3.895%	9/30/24	1,160,615	1,151,729	(d)(k)(l)
Project Alpha Intermediate Holding Inc., 2019 Incremental Term Loan (3 mo. USD LIBOR + 4.250%)	4.480%	4/26/24	326,692	321,792	(d)(i)(k)(l)
Redstone Holdco 2 LP, Initial Term Loan (3 mo. USD LIBOR + 5.000%)	6.000%	9/1/27	1,060,000	1,052,050	(d)(k)(l)
Science Applications International Corp., Term Loan B2 (1 mo. USD LIBOR + 2.250%)	2.398%	3/13/27	240,266	237,984	(d)(k)(l)

Total IT Services				2,763,555

Software - 0.9%
Castle US Holding Corp., Initial Dollar Term Loan (3 mo. USD LIBOR + 3.750%)	3.970%	1/29/27	527,792	497,883	(d)(k)(l)
DCert Buyer Inc., First Lien Initial Term Loan (1 mo. USD LIBOR + 4.000%)	4.148%	10/16/26	1,601,950	1,572,413	(d)(k)(l)
MA Financeco LLC, Term Loan B3 (1 mo. USD LIBOR + 2.500%)	2.648%	6/21/24	48,095	45,600	(d)(k)(l)
Particle Investments Sarl, First Lien Initial Term Loan - PIK (3 mo. USD LIBOR + 5.250%)	5.750%	2/18/27	618,450	613,812	(b)(d)(i)(k)(l)

See Notes to Schedule of Investments.

24	Western Asset Income Fund 2020 Quarterly Report

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Software - (continued)
Seattle Escrow Borrower LLC, Initial Term Loan (1 mo. USD LIBOR + 2.500%)	2.648%	6/21/24	324,798	$307,949	(d)(k)(l)
Surf Holdings SARL, Senior Secured First Lien Dollar Term Loan (3 mo. USD LIBOR + 3.500%)	3.750%	3/5/27	648,375	628,438	(d)(k)(l)
Ultimate Software Group Inc., First Lien Initial Term Loan (1 mo. USD LIBOR + 3.750%)	3.898%	5/4/26	696,694	685,373	(d)(k)(l)
Zywave Inc., Term Loan	—	10/30/27	25,500	25,181	(j)

Total Software				4,376,649

Technology Hardware, Storage & Peripherals - 0.1%
Dell International LLC, Refinancing Term Loan B1 (1mo. USD LIBOR + 2.000%)	2.750%	9/19/25	262,675	260,417	(d)(k)(l)

TOTAL INFORMATION TECHNOLOGY				9,532,376

MATERIALS - 0.6%
Containers & Packaging - 0.5%
Berry Global Inc., Term Loan W (1 mo. USD LIBOR + 2.000%)	2.147%	10/1/22	974,098	965,641	(d)(k)(l)
Graham Packaging Co. Inc., Initial Term Loan (1 mo. USD LIBOR + 3.750%)	4.500%	8/4/27	970,000	962,379	(d)(k)(l)
Reynolds Consumer Products LLC, Initial Term Loan (1 mo. USD LIBOR + 1.750%)	1.898%	2/4/27	302,651	297,439	(d)(k)(l)
Reynolds Group Holdings Inc., Incremental U.S. Term Loan (1 mo. USD LIBOR + 2.750%)	2.898%	2/6/23	306,269	301,128	(d)(k)(l)

Total Containers & Packaging				2,526,587

Paper & Forest Products - 0.1%
Asplundh Tree Expert LLC, Initial Term Loan (1 mo. USD LIBOR + 2.500%)	2.640%	9/4/27	430,000	429,642	(d)(k)(l)

TOTAL MATERIALS				2,956,229

See Notes to Schedule of Investments.

Western Asset Income Fund 2020 Quarterly Report	25

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
REAL ESTATE - 0.4%
Equity Real Estate Investment Trusts (REITs) - 0.4%
Corecivic Inc., Term Loan (1 mo. USD LIBOR + 4.500%)	5.500%	12/12/24	500,500	$485,485	(d)(i)(k)(l)
VICI Properties 1 LLC, Term Loan B (1 mo. USD LIBOR + 1.750%)	1.896%	12/20/24	1,480,000	1,426,350	(d)(k)(l)

Total Equity Real Estate Investment Trusts (REITs)				1,911,835

Real Estate Management & Development - 0.0%††
Realogy Group LLC, Extended 2025 Term Loan (1 mo. USD LIBOR + 2.250%)	3.000%	2/7/25	339,128	326,241	(d)(k)(l)

TOTAL REAL ESTATE				2,238,076

TOTAL SENIOR LOANS (Cost - $130,445,536)				128,040,804

COLLATERALIZED MORTGAGE OBLIGATIONS(m) - 15.7%
Alternative Loan Trust, 2005-IM1 A1 (1 mo. USD LIBOR + 0.600%)	0.749%	1/25/36	145,995	136,437	(d)
Alternative Loan Trust, 2006-18CB A6 (-4.000 x 1mo. USD LIBOR + 28.600%)	28.003%	7/25/36	318,798	533,667	(d)
BAMLL Re-REMIC Trust, 2016- GG10 AJA	5.821%	8/10/45	1,042,701	459,690	(a)(d)
Banc of America Funding Corp., 2015-R3 1A2	0.591%	3/27/36	3,198,054	2,645,974	(a)(d)
Banc of America Mortgage Trust, 2005-C 2A1	3.804%	4/25/35	25,736	25,502	(d)
BCAP LLC Trust, 2011-RR2 1A4	3.583%	7/26/36	3,143,515	2,034,690	(a)(d)
Benchmark Mortgage Trust, 2019- B11 XA, IO	1.047%	5/15/52	18,996,619	1,303,107	(d)
BX Commercial Mortgage Trust, 2019-IMC F (1 mo. USD LIBOR + 2.900%)	3.048%	4/15/34	1,950,000	1,683,288	(a)(d)
BX Trust, 2018-GWMZ MC (1 mo. USD LIBOR + 5.488%)	5.636%	5/15/37	1,700,000	1,425,451	(a)(d)
BXMT Ltd., 2020-FL2 A (1 mo. USD LIBOR + 0.900%)	1.047%	2/16/37	600,000	592,727	(a)(d)
CGDB Commercial Mortgage Trust, 2019-MOB A (1 mo. USD LIBOR + 0.950%)	1.098%	11/15/36	1,200,000	1,193,984	(a)(d)
Citigroup Commercial Mortgage Trust, 2017-P8 XA, IO	0.908%	9/15/50	21,949,538	1,105,660	(d)

See Notes to Schedule of Investments.

26	Western Asset Income Fund 2020 Quarterly Report

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(m) - (continued)
Credit Suisse Commercial Mortgage Securities Corp., 2018- TOP D (1 mo. USD LIBOR + 1.800%)	1.948%	8/15/35	1,816,000	$1,729,802	(a)(d)
Credit Suisse Commercial Mortgage Trust, 2006-C3 AJ	6.423%	6/15/38	39,569	19,677	(d)
Credit Suisse Commercial Mortgage Trust, 2006-C5 AJ	5.373%	12/15/39	163,495	71,251
Credit Suisse Mortgage Capital Trust, 2020-4R 1A1 (1 mo. USD LIBOR + 3.000%)	3.140%	6/25/47	1,453,217	1,472,330	(a)(d)
CSMC Trust, 2014-USA E	4.373%	9/15/37	400,000	292,514	(a)
CSMC Trust, 2014-USA F	4.373%	9/15/37	1,840,000	1,195,643	(a)
CSMC Trust, 2017-CHOP H (1 mo. USD LIBOR + 7.350%)	7.498%	7/15/32	2,900,000	1,842,735	(a)(d)
CSMC Trust, 2019-RIO B	6.889%	12/15/21	2,960,000	2,732,286	(a)
CSMC Trust, 2019-UVIL A	3.160%	12/15/41	1,190,000	1,172,519	(a)
CSMC Trust, 2006-1 1A2 (-5.500 x 1 mo. USD LIBOR + 30.525%)	29.704%	2/25/36	335,766	534,547	(d)
DBUBS Mortgage Trust, 2011-LC3A G	3.750%	8/10/44	1,770,000	841,812	(a)
Eagle RE Ltd., 2020-1 M1C (1 mo. USD LIBOR + 1.800%)	1.949%	1/25/30	1,310,000	1,241,919	(a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K720 X3, IO	1.331%	8/25/42	19,810,000	375,241	(d)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2018-1 M	4.750%	5/25/57	2,470,000	2,482,116	(a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2019-3 M	4.750%	10/25/58	1,560,000	1,573,571	(a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2019-4 M	4.500%	2/25/59	2,370,000	2,354,314	(a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2020-1 M	4.250%	8/25/59	4,080,000	4,039,854	(a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2020-2 M	4.250%	11/25/59	3,890,000	3,797,539	(a)(d)

See Notes to Schedule of Investments.

Western Asset Income Fund 2020 Quarterly Report	27

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(m) - (continued)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2020-3 M	4.250%	5/25/60	690,000	$689,724	(a)(d)(h)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2015-HQ1 B (1 mo. USD LIBOR + 10.750%)	10.899%	3/25/25	1,100,283	1,208,626	(d)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2017-DNA1 M2 (1 mo. USD LIBOR + 3.250%)	3.399%	7/25/29	919,275	949,577	(d)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2020-DNA3 B1 (1 mo. USD LIBOR + 5.100%)	5.249%	6/25/50	1,320,000	1,358,629	(a)(d)
Federal National Mortgage Association (FNMA) - CAS, 2016- C04 1M2 (1 mo. USD LIBOR + 4.250%)	4.399%	1/25/29	1,833,673	1,902,438	(a)(d)
Federal National Mortgage Association (FNMA) - CAS, 2017- C03 1B1 (1 mo. USD LIBOR + 4.850%)	4.999%	10/25/29	950,000	962,008	(a)(d)
Federal National Mortgage Association (FNMA) - CAS, 2017- C06 1B1 (1 mo. USD LIBOR + 4.150%)	4.299%	2/25/30	2,050,000	1,942,858	(a)(d)
Federal National Mortgage Association (FNMA) - CAS, 2018- C01 1B1 (1 mo. USD LIBOR + 3.550%)	3.699%	7/25/30	1,370,000	1,277,897	(a)(d)
Federal National Mortgage Association (FNMA) - CAS, 2018- C01 1M2 (1 mo. USD LIBOR + 2.250%)	2.399%	7/25/30	945,754	935,616	(a)(d)
Federal National Mortgage Association (FNMA) - CAS, 2018- C06 1M2 (1 mo. USD LIBOR + 2.000%)	2.149%	3/25/31	946,769	922,156	(a)(d)
GMAC Commercial Mortgage Securities Inc., 2006-C1 AJ	5.349%	11/10/45	8,139	7,921	(d)

See Notes to Schedule of Investments.

28	Western Asset Income Fund 2020 Quarterly Report

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(m) - (continued)
Government National Mortgage Association (GNMA), 2011-127 IO, IO	0.249%	3/16/47	1,837,431	$14,767	(d)
Government National Mortgage Association (GNMA), 2012-55 IO, IO	0.208%	4/16/52	2,330,596	11,484	(d)
GS Mortgage Securities Corp. II, 2018-SRP5 C (1 mo. USD LIBOR + 3.750%)	3.898%	9/15/31	1,240,000	1,205,501	(a)(d)
GS Mortgage Securities Trust, 2006-GG8 AJ	5.622%	11/10/39	127,913	68,433
GSMPS Mortgage Loan Trust, 2006-RP1 1A2	7.500%	1/25/36	766,236	802,296	(a)
IMPAC CMB Trust, 2005-5 A1 (1 mo. USD LIBOR + 0.640%)	0.789%	8/25/35	105,489	104,297	(d)
IMPAC Secured Assets Corp., 2006-3 A7 (1 mo. USD LIBOR + 0.270%)	0.419%	11/25/36	1,234,875	949,179	(d)
JPMorgan Chase Commercial Mortgage Securities Trust, 2018- PHMZ M (1 mo. USD LIBOR + 8.208%)	8.356%	6/15/35	2,750,000	2,160,408	(a)(d)
JPMorgan Chase Commercial Mortgage Securities Trust, 2018- WPT FFL (1 mo. USD LIBOR + 2.900%)	3.040%	7/5/33	2,640,000	2,442,403	(a)(d)
JPMorgan Chase Commercial Mortgage Securities Trust, 2019- BKWD E (1 mo. USD LIBOR + 2.600%)	2.748%	9/15/29	2,340,000	2,215,433	(a)(d)
JPMorgan Chase Commercial Mortgage Securities Trust, 2019- BOLT C (1 mo. USD LIBOR + 3.800%)	3.948%	7/15/34	2,150,670	1,938,556	(a)(d)
JPMorgan Chase Commercial Mortgage Securities Trust, 2019- BOLT XCP, IO	2.052%	7/15/34	3,000,957	43,297	(a)(d)
MASTR Reperforming Loan Trust, 2005-1 1A3	7.000%	8/25/34	23,352	20,256	(a)
ML-CFC Commercial Mortgage Trust, 2007-5 AJ	5.450%	8/12/48	74,030	43,308	(d)

See Notes to Schedule of Investments.

Western Asset Income Fund 2020 Quarterly Report	29

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(m) - (continued)
ML-CFC Commercial Mortgage Trust, 2007-5 AJFL	5.450%	8/12/48	14,544	$8,508	(a)(d)
ML-CFC Commercial Mortgage Trust, 2007-9 AJ	5.954%	9/12/49	216,146	82,389	(d)
Morgan Stanley Capital I Trust, 2006-IQ12 AJ	5.399%	12/15/43	94,975	64,483
Morgan Stanley Capital I Trust, 2007-IQ13 AJ	5.438%	3/15/44	2,826	2,825
Morgan Stanley Mortgage Loan Trust, 2005-2AR B1 (1 mo. USD LIBOR + 0.500%)	0.649%	4/25/35	1,132,803	982,914	(d)
Multifamily Trust, 2016-1 B	11.832%	4/25/46	846,060	963,266	(a)(d)
Natixis Commercial Mortgage Securities Trust, 2019-FAME D	4.398%	8/15/36	1,750,000	1,541,474	(a)(d)
Natixis Commercial Mortgage Securities Trust, 2019-FAME E	4.398%	8/15/36	660,000	539,423	(a)(d)
Natixis Commercial Mortgage Securities Trust, 2019-TRUE A (1 mo. USD LIBOR + 2.011%)	3.511%	4/18/24	1,260,000	1,239,603	(a)(d)
Nomura Resecuritization Trust, 2015-4R 2A2 (1 mo. USD LIBOR + 0.306%)	0.288%	10/26/36	2,390,751	2,069,459	(a)(d)
Nomura Resecuritization Trust, 2015-8R 4A4	2.268%	11/25/47	1,953,106	1,731,257	(a)(d)
Radnor RE Ltd., 2020-1 M1C (1 mo. USD LIBOR + 1.750%)	1.899%	2/25/30	2,580,000	2,425,830	(a)(d)
Starwood Retail Property Trust, 2014-STAR E (1 mo. USD LIBOR + 4.400%)	4.548%	11/15/27	1,450,000	72,681	(a)(d)
Structured Asset Mortgage Investments II Trust, 2006-AR5 2A1 (1 mo. USD LIBOR + 0.210%)	0.359%	5/25/46	189,964	166,531	(d)
Tharaldson Hotel Portfolio Trust, 2018-THL E (1 mo. USD LIBOR + 3.180%)	3.323%	11/11/34	2,276,325	1,955,150	(a)(d)
Tharaldson Hotel Portfolio Trust, 2018-THL F (1 mo. USD LIBOR + 3.952%)	4.095%	11/11/34	1,126,012	905,077	(a)(d)
UBS-Barclays Commercial Mortgage Trust, 2012-C2 G	5.000%	5/10/63	470,000	48,175	(a)(d)

See Notes to Schedule of Investments.

30	Western Asset Income Fund 2020 Quarterly Report

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(m) - (continued)
UBS-Barclays Commercial Mortgage Trust, 2012-C2 H	5.000%	5/10/63	479,997		$25,485	(a)(d)
WaMu Mortgage Pass-Through Certificates Trust, 2005-AR19 A1A1 (1 mo. USD LIBOR + 0.270%)	0.419%	12/25/45	52,593		51,997	(d)
WaMu Mortgage Pass-Through Certificates Trust, 2006-AR3 A1B (Federal Reserve U.S. 12 mo. Cumulative Avg 1 Year CMT + 1.000%)	1.882%	2/25/46	591,527		550,681	(d)
Waterfall Commercial Mortgage Trust, 2015-SBC5 A	4.104%	9/14/22	105,519		106,266	(a)(d)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $85,746,588)					80,620,389

SOVEREIGN BONDS - 10.8%
Argentina - 0.6%
Argentine Republic Government International Bond, Senior Notes	1.000%	7/9/29	53,374		21,990
Argentine Republic Government International Bond, Senior Notes	0.125%	7/9/30	733,878		270,801
Argentine Republic Government International Bond, Senior Notes	0.125%	7/9/35	420,422		138,319
Provincia de Buenos Aires, Senior Notes	10.875%	1/26/21	403,414		142,203	*(c)(e)
Provincia de Buenos Aires, Senior Notes	9.950%	6/9/21	1,290,000		432,163	*(c)(e)
Provincia de Buenos Aires, Senior Notes	9.950%	6/9/21	1,590,000		532,666	*(a)(e)
Provincia de Buenos Aires, Senior Notes	6.500%	2/15/23	2,860,000		950,950	*(a)(e)
Provincia de Buenos Aires, Senior Notes	9.125%	3/16/24	650,000		219,375	*(a)(e)
Provincia de Buenos Aires, Senior Notes	7.875%	6/15/27	500,000		166,250	*(a)(e)
Provincia de Cordoba, Senior Notes	7.450%	9/1/24	630,000		333,906	(a)

Total Argentina					3,208,623

Australia - 0.4%
Australia Government Bond	5.750%	7/15/22	2,500,000	AUD	1,926,185

Brazil - 0.8%
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/23	2,560,000	BRL	488,803

See Notes to Schedule of Investments.

Western Asset Income Fund 2020 Quarterly Report	31

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Brazil - (continued)
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/25	8,670,000	BRL	$1,692,931
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/27	5,892,000	BRL	1,157,485
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/29	4,200,000	BRL	832,686

Total Brazil					4,171,905

Egypt - 0.2%
Egypt Government International Bond, Senior Notes	7.600%	3/1/29	1,200,000		1,251,596	(a)

Ghana - 0.3%
Ghana Government International Bond, Senior Notes	8.125%	1/18/26	520,000		525,302	(c)
Ghana Government International Bond, Senior Notes	7.625%	5/16/29	350,000		325,325	(a)
Ghana Government International Bond, Senior Notes	8.125%	3/26/32	490,000		452,056	(a)

Total Ghana					1,302,683

Indonesia - 3.1%
Indonesia Government International Bond, Senior Notes	3.500%	1/11/28	1,930,000		2,112,752
Indonesia Government International Bond, Senior Notes	5.250%	1/17/42	1,450,000		1,831,451	(c)
Indonesia Treasury Bond	7.000%	5/15/22	4,850,000,000	IDR	345,751
Indonesia Treasury Bond	8.375%	9/15/26	50,137,000,000	IDR	3,822,411
Indonesia Treasury Bond	7.000%	5/15/27	93,050,000,000	IDR	6,592,712
Indonesia Treasury Bond	8.375%	3/15/34	15,197,000,000	IDR	1,131,332

Total Indonesia					15,836,409

Israel - 0.2%
Israel Government International Bond, Senior Notes	2.750%	7/3/30	680,000		744,797
Israel Government International Bond, Senior Notes	3.875%	7/3/50	430,000		499,473

Total Israel					1,244,270

Ivory Coast - 0.2%
Ivory Coast Government International Bond, Senior Notes	5.750%	12/31/32	332,000		325,551	(c)
Ivory Coast Government International Bond, Senior Notes	6.125%	6/15/33	940,000		951,518	(c)

Total Ivory Coast					1,277,069

See Notes to Schedule of Investments.

32	Western Asset Income Fund 2020 Quarterly Report

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Kazakhstan - 0.3%
Kazakhstan Government International Bond, Senior Notes	5.125%	7/21/25	1,280,000		$1,490,586	(c)

Kuwait - 0.3%
Kuwait International Government Bond, Senior Notes	3.500%	3/20/27	1,300,000		1,472,432	(a)

Mexico - 0.5%
Mexico Government International Bond, Senior Notes	3.600%	1/30/25	1,550,000		1,672,775
Mexico Government International Bond, Senior Notes	4.750%	3/8/44	730,000		809,793

Total Mexico					2,482,568

Panama - 0.2%
Panama Government International Bond, Senior Notes	4.500%	4/1/56	1,000,000		1,235,000

Peru - 0.3%
Peruvian Government International Bond, Senior Notes	2.783%	1/23/31	1,210,000		1,311,942

Qatar - 0.5%
Qatar Government International Bond, Senior Notes	5.103%	4/23/48	1,590,000		2,196,968	(a)
Qatar Government International Bond, Senior Notes	4.817%	3/14/49	470,000		627,791	(a)

Total Qatar					2,824,759

Russia - 1.8%
Russian Federal Bond - OFZ	7.050%	1/19/28	664,131,000	RUB	8,983,402

United Arab Emirates - 0.3%
Abu Dhabi Government International Bond, Senior Notes	4.125%	10/11/47	1,300,000		1,602,445	(a)

United Kingdom - 0.8%
United Kingdom Gilt, Bonds	0.750%	7/22/23	3,000,000	GBP	3,974,640	(c)

TOTAL SOVEREIGN BONDS (Cost - $62,200,020)					55,596,514

			FACE AMOUNT†/ UNITS
ASSET-BACKED SECURITIES - 9.5%
522 Funding CLO I Ltd., 2019-1A E (3 mo. USD LIBOR + 7.340%)	7.577%	1/15/33	250,000		229,088	(a)(d)
ACIS CLO Ltd., 2014-4A A (3 mo. USD LIBOR + 1.420%)	1.634%	5/1/26	66,041		66,021	(a)(d)

See Notes to Schedule of Investments.

Western Asset Income Fund 2020 Quarterly Report	33

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†/ UNITS	VALUE
ASSET-BACKED SECURITIES - (continued)
American Money Management
Corp. CLO 20 Ltd., 2017-20A E (3 mo. USD LIBOR + 5.810%)	6.028%	4/17/29	800,000	$688,916	(a)(d)
Apidos CLO XII, 2013-12A AR (3 mo. USD LIBOR + 1.080%)	1.317%	4/15/31	250,000	246,993	(a)(d)
Apidos CLO XII, 2013-12A ER (3 mo. USD LIBOR + 5.400%)	5.637%	4/15/31	750,000	589,577	(a)(d)
Apidos CLO XXII, 2015-22A DR (3 mo. USD LIBOR + 6.750%)	6.968%	4/20/31	1,000,000	927,526	(a)(d)
Ares XXXIIR CLO Ltd., 2014-32RA C (3 mo. USD LIBOR + 2.900%)	3.180%	5/15/30	1,000,000	922,970	(a)(d)
Avery Point VI CLO Ltd., 2015-6A DR (3 mo. USD LIBOR + 2.950%)	3.199%	8/5/27	300,000	279,423	(a)(d)
BCC Funding Corp. XVI LLC, 2019-1A D	3.940%	7/20/27	1,000,000	1,010,952	(a)
Benefit Street Partners CLO IV Ltd., 2014-IVA CRR (3 mo. USD LIBOR + 3.800%)	4.018%	1/20/29	440,000	424,178	(a)(d)(n)
BlueMountain CLO Ltd., 2012-2A AR2 (3 mo. USD LIBOR + 1.050%)	1.303%	11/20/28	400,000	397,853	(a)(d)
BlueMountain CLO Ltd., 2012-2A ER2 (3 mo. USD LIBOR + 5.750%)	6.003%	11/20/28	550,000	452,191	(a)(d)
Bristol Park CLO Ltd., 2016-1A ER (3 mo. USD LIBOR + 7.000%)	7.237%	4/15/29	500,000	464,429	(a)(d)
Carlyle Global Market Strategies CLO Ltd., 2014-2RA A1 (3 mo. USD LIBOR + 1.050%)	1.330%	5/15/31	1,182,763	1,169,503	(a)(d)
Carlyle US CLO Ltd., 2017-2A C (3 mo. USD LIBOR + 3.700%)	3.972%	7/20/31	1,000,000	861,856	(a)(d)
Catskill Park CLO Ltd., 2017-1A D (3 mo. USD LIBOR + 6.000%)	6.218%	4/20/29	1,300,000	1,161,096	(a)(d)
Cent CLO 24 Ltd., 2015-24A CR (3 mo. USD LIBOR + 3.150%)	3.387%	10/15/26	670,000	616,778	(a)(d)
Cook Park CLO Ltd., 2018-1A E (3 mo. USD LIBOR + 5.400%)	5.618%	4/17/30	250,000	212,738	(a)(d)
Countrywide Asset-Backed Certificates Inc. Asset-Backed Certificates Trust, 2004-5 M4 (1 mo. USD LIBOR + 1.875%)	2.024%	6/25/34	307,689	306,862	(d)

See Notes to Schedule of Investments.

34	Western Asset Income Fund 2020 Quarterly Report

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†/ UNITS	VALUE
ASSET-BACKED SECURITIES - (continued)
Credit Suisse European Mortgage
Capital Ltd., 2019-1OTF A (3 mo. USD LIBOR + 2.900%)	3.168%	8/9/24	985,000	$975,700	(a)(d)
Credit Suisse European Mortgage
Capital Ltd., 2020-1OTF A	5.025%	8/9/24	989,950	960,251	(a)(g)(i)
Cumberland Park CLO Ltd., 2015-2A DR (3 mo. USD LIBOR + 2.700%)	2.918%	7/20/28	500,000	477,895	(a)(d)
Cumberland Park CLO Ltd., 2015-2A
ER (3 mo. USD LIBOR + 5.650%)	5.868%	7/20/28	700,000	611,002	(a)(d)
CWABS Revolving Home Equity Loan Trust, 2004-B 1A (1 mo. USD LIBOR + 0.220%)	0.368%	2/15/29	837,045	826,176	(d)
Dividend Solar Loans LLC, 2019-1 A	3.670%	8/22/39	672,102	692,098	(a)
First Franklin Mortgage Loan Trust, 2003-FF4 M1 (1 mo. USD LIBOR + 1.800%)	1.949%	10/25/33	725,715	729,542	(d)
Flatiron CLO Ltd., 2017-1A A (3 mo. USD LIBOR + 1.250%)	1.530%	5/15/30	590,000	587,050	(a)(d)
Greenwood Park CLO Ltd., 2018-1A E (3 mo. USD LIBOR + 4.950%)	5.187%	4/15/31	1,070,000	894,632	(a)(d)
Greywolf CLO IV Ltd., 2019-1A C (3 mo. USD LIBOR + 3.950%)	4.168%	4/17/30	570,000	534,905	(a)(d)
Halsey Point CLO I Ltd., 2019-1A E (3 mo. USD LIBOR + 7.700%)	7.918%	1/20/33	350,000	319,345	(a)(d)
Halsey Point CLO I Ltd., 2019-1A F (3 mo. USD LIBOR + 8.200%)	8.418%	1/20/33	290,000	233,175	(a)(d)
HERO Funding Trust, 2016-1A R	0.000%	9/20/41	4,907,256	835,529
Hertz Vehicle Financing II LP, 2015-3A C	4.440%	9/25/21	550,000	546,160	(a)
Hertz Vehicle Financing II LP, 2016-2A C	4.990%	3/25/22	430,000	427,755	(a)
Hertz Vehicle Financing II LP, 2018-1A D	5.860%	2/25/24	840,000	822,213	(a)
Hildene Community Funding CDO Ltd., 2015-1A AR	3.250%	11/1/35	390,000	390,000	(a)(g)(h)(i)
KKR CLO 16 Ltd., 16 A1R (3 mo. USD LIBOR + 1.250%)	1.468%	1/20/29	530,000	529,713	(a)(d)
LCM XXII Ltd., 22A DR (3 mo. USD LIBOR + 5.500%)	5.718%	10/20/28	600,000	472,669	(a)(d)

See Notes to Schedule of Investments.

Western Asset Income Fund 2020 Quarterly Report	35

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2020

Security	Rate	Maturity Date	Face Amount†/ Units	Value
ASSET-BACKED SECURITIES - (continued)
LCM XXIV Ltd., 24A A (3 mo. USD LIBOR + 1.310%)	1.528%	3/20/30	635,000	$633,169	(a)(d)
Legacy Mortgage Asset Trust, 2019-GS2 A1	3.750%	1/25/59	2,687,618	2,701,684	(a)
Marathon CLO 14 Ltd., 2019-2A BA (3 mo. USD LIBOR + 3.300%)	3.518%	1/20/33	460,000	451,976	(a)(d)
Mastr Asset Backed Securities Trust, 2007-HE2 A1 (1 mo. USD LIBOR + 1.150%)	1.299%	8/25/37	2,415,857	2,251,518	(d)
MKS CLO Ltd., 2017-2A D (3 mo. USD LIBOR + 2.650%)	2.868%	1/20/31	700,000	633,643	(a)(d)
Nassau Ltd., 2020-1A D (3 mo. USD LIBOR + 4.770%)	5.003%	7/20/29	370,000	360,854	(a)(d)
Navient Private Education Refi Loan Trust, 2020-GA B	2.500%	9/16/69	960,000	958,916	(a)
Oaktree CLO Ltd., 2015-1A DR (3 mo. USD LIBOR + 5.200%)	5.418%	10/20/27	750,000	578,029	(a)(d)
Oaktree CLO Ltd., 2019-1A D (3 mo. USD LIBOR + 3.800%)	4.016%	4/22/30	500,000	427,870	(a)(d)
Ocean Trails CLO, 2020-9A A2 (3 mo. USD LIBOR + 2.270%)	2.553%	10/15/29	500,000	504,119	(a)(d)
Ocean Trails CLO IX, 2020-9A A1 (3 mo. USD LIBOR + 1.870%)	2.153%	10/15/29	445,000	445,795	(a)(d)
Origen Manufactured Housing Contract Trust, 2006-A A2	2.019%	10/15/37	530,724	507,848	(d)
Parallel Ltd., 2017-1A CR (3 mo. USD LIBOR + 2.000%)	2.218%	7/20/29	1,000,000	956,575	(a)(d)
Popular ABS Mortgage Pass- Through Trust, 2005-2 M2	4.134%	4/25/35	1,257,261	927,541
Saranac CLO III Ltd., 2014-3A DR (3 mo. USD LIBOR + 3.250%)	3.475%	6/22/30	605,000	540,515	(a)(d)
SMB Private Education Loan Trust, 2015-C R	0.000%	9/18/46	1,092	536,293	(a)
Sound Point CLO XXII Ltd., 2019-1A D (3 mo. USD LIBOR + 3.900%)	4.118%	1/20/32	500,000	478,537	(a)(d)
Sound Point CLO XXIII, 2019-2A A1 (3 mo. USD LIBOR + 1.400%)	1.637%	4/15/32	830,000	830,184	(a)(d)
Stewart Park CLO Ltd., 2015-1A DR (3 mo. USD LIBOR + 2.600%)	2.837%	1/15/30	500,000	459,898	(a)(d)

See Notes to Schedule of Investments.

36	Western Asset Income Fund 2020 Quarterly Report

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2020

Security	Rate	Maturity Date	Face Amount†/ Units	Value
ASSET-BACKED SECURITIES - (continued)
Structured Asset Securities Corp. Mortgage Loan Trust, 2006-ARS1 A1 (1 mo. USD LIBOR + 0.220%)	0.369%	2/25/36	3,153,263	$127,621	(a)(d)
Symphony CLO XIX Ltd., 2018-19A A (3 mo. USD LIBOR + 0.960%)	1.190%	4/16/31	1,000,000	983,373	(a)(d)
Symphony CLO XIX Ltd., 2018-19A E (3 mo. USD LIBOR + 5.200%)	5.430%	4/16/31	250,000	209,507	(a)(d)
TCI-Symphony CLO Ltd., 2016-1A BR (3 mo. USD LIBOR + 1.650%)	1.916%	10/13/29	1,000,000	986,000	(a)(d)
TCI-Symphony CLO Ltd., 2016-1A DR (3 mo. USD LIBOR + 3.000%)	3.266%	10/13/29	430,000	406,033	(a)(d)
Thayer Park CLO Ltd., 2017-1A D (3 mo. USD LIBOR + 6.100%)	6.318%	4/20/29	700,000	642,491	(a)(d)
Treman Park CLO Ltd., 2015-1A DRR (3 mo. USD LIBOR + 2.650%)	2.868%	10/20/28	250,000	237,927	(a)(d)
Venture 31 CLO Ltd., 2018-31A A1 (3 mo. USD LIBOR + 1.030%)	1.248%	4/20/31	790,000	777,918	(a)(d)
Venture XVII CLO Ltd., 2014-17A ERR (3 mo. USD LIBOR + 5.740%)	5.977%	4/15/27	900,000	642,214	(a)(d)
VOYA CLO, 2017-2A D (3 mo. USD LIBOR + 6.020%)	6.257%	6/7/30	300,000	258,399	(a)(d)
WaMu Asset-Backed Certificates Trust, 2007-HE4 1A (1 mo. USD LIBOR + 0.170%)	0.319%	7/25/47	5,638,830	4,634,630	(d)
Whitehorse XII Ltd., 2018-12A D (3 mo. USD LIBOR + 3.650%)	3.887%	10/15/31	790,000	714,901	(a)(d)
Zais CLO 16 Ltd., 2020-16A D1 (3 mo. USD LIBOR + 5.480%)	5.770%	10/20/31	260,000	243,321	(a)(d)

TOTAL ASSET-BACKED SECURITIES (Cost - $54,596,768)				48,944,059

			FACE AMOUNT†
CONVERTIBLE BONDS & NOTES - 2.1%
COMMUNICATION SERVICES - 0.3%
Media - 0.3%
DISH Network Corp., Senior Notes	3.375%	8/15/26	1,270,000	1,125,740
Liberty Media Corp., Senior Notes	2.125%	3/31/48	280,000	284,564	(a)

TOTAL COMMUNICATION SERVICES				1,410,304

See Notes to Schedule of Investments.

Western Asset Income Fund 2020 Quarterly Report	37

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2020

SECURITY		RATE	MATURITY DATE	FACE AMOUNT†	VALUE
ENERGY - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
Cheniere Energy Inc., Senior Notes		4.250%	3/15/45	2,125,000	$1,587,726
PDC Energy Inc., Senior Notes		1.125%	9/15/21	1,910,000	1,848,540

TOTAL ENERGY					3,436,266

FINANCIALS - 0.8%
Mortgage Real Estate Investment Trusts (REITs) - 0.8%
Apollo Commercial Real Estate
Finance Inc., Senior Notes		4.750%	8/23/22	1,740,000	1,666,050
Blackstone Mortgage Trust Inc., Senior Notes		4.375%	5/5/22	2,490,000	2,440,200

TOTAL FINANCIALS					4,106,250

HEALTH CARE - 0.3%
Pharmaceuticals - 0.3%
Teva Pharmaceutical Finance Co. LLC, Senior Notes		0.250%	2/1/26	1,680,000	1,666,603

TOTAL CONVERTIBLE BONDS & NOTES (Cost - $10,527,890)					10,619,423

		EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT†
PURCHASED OPTIONS - 0.2%
EXCHANGE-TRADED PURCHASED OPTIONS - 0.1%
E-mini S&P 500 Index Futures, Put @ $3,000.00		11/20/20	75	12,262,350	144,000
E-mini S&P 500 Index Futures, Put @ $3,000.00		12/18/20	35	5,722,430	129,850
E-mini S&P 500 Index Futures, Put @ $3,100.00		12/18/20	28	4,577,944	138,040
E-mini S&P 500 Index Futures, Put @ $3,200.00		12/18/20	23	3,760,454	149,155
E-mini S&P 500 Index Futures, Put @ $2,900.00		1/15/21	15	2,452,470	61,425
U.S. Treasury Long-Term Bonds Futures, Call @ $176.00		11/20/20	15	15,000	12,187

TOTAL EXCHANGE-TRADED PURCHASED OPTIONS (Cost - $634,602)					634,657

	COUNTERPARTY
OTC PURCHASED OPTIONS - 0.1%
U.S. Dollar/Euro, Put @ $1.17	Goldman Sachs Group Inc.	11/13/20	5,830,000	5,830,000	24,702

See Notes to Schedule of Investments.

38	Western Asset Income Fund 2020 Quarterly Report

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2020

SECURITY	COUNTERPARTY	EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT†	VALUE
OTC PURCHASED OPTIONS - (continued)
U.S. Dollar/ Mexican Peso, Call @21.30MXN	Goldman Sachs Group Inc.	1/25/21	3,800,000	3,800,000	$141,752
U.S. Dollar/ Mexican Peso, Put @21.75MXN	BNP Paribas SA	12/23/20	3,630,000	3,630,000	146,086
U.S. Dollar/Russian Ruble, Put @ 77.00RUB	JPMorgan Chase & Co.	1/28/21	6,660,000	6,660,000	107,476

TOTAL OTC PURCHASED OPTIONS (Cost - $322,039)					420,016

TOTAL PURCHASED OPTIONS (Cost - $956,641)					1,054,673

		RATE	MATURITY DATE	FACE AMOUNT†
MORTGAGE-BACKED SECURITIES - 0.2%
FHLMC - 0.0%††
Federal Home Loan Mortgage Corp. (FHLMC) Gold		7.000%	8/1/30	2,324	2,393
Federal Home Loan Mortgage Corp. (FHLMC) Gold		6.500%	11/1/31	261	292

Total FHLMC					2,685

FNMA - 0.2%
Federal National Mortgage Association (FNMA)		7.000%	8/1/29-4/1/31	4,781	5,568
Federal National Mortgage Association (FNMA)		2.680%	1/1/35- 2/1/35	300,000	330,053
Federal National Mortgage Association (FNMA)		2.790%	1/1/35	587,989	652,814	(d)

Total FNMA					988,435

TOTAL MORTGAGE-BACKED SECURITIES (Cost - $904,580)					991,120

				SHARES
COMMON STOCKS - 0.1%
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Berry Corp.				44,473	116,519
Montage Resources Corp.				33,681	166,721	*
MWO Holdings LLC				488	49,313	*(g)(i)

TOTAL COMMON STOCKS (Cost - $1,556,466)					332,553

See Notes to Schedule of Investments.

Western Asset Income Fund 2020 Quarterly Report	39

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2020

SECURITY	RATE		SHARES		VALUE
PREFERRED STOCKS - 0.0%††
FINANCIALS - 0.0%††
Capital Markets - 0.0%††
B Riley Financial Inc.	6.500%		1,775		$41,837
B Riley Financial Inc.	6.875%		3,975		98,342

TOTAL PREFERRED STOCKS (Cost - $143,750)					140,179

		MATURITY DATE	FACE AMOUNT†
NON-U.S. TREASURY INFLATION PROTECTED SECURITIES - 0.0%††
Argentina - 0.0%††
Argentina Treasury Bond (Cost - $71,068)	1.000%	8/5/21	10,277,072	ARS	63,376

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $528,377,846)					509,779,916

			SHARES
SHORT-TERM INVESTMENTS - 0.3%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost - $1,291,585)		0.015%	1,291,585		1,291,585	(n)

TOTAL INVESTMENTS - 99.7% (Cost - $529,669,431)					511,071,501
Other Assets in Excess of Liabilities - 0.3%					1,763,848

TOTAL NET ASSETS - 100.0%					$512,835,349

See Notes to Schedule of Investments.

40	Western Asset Income Fund 2020 Quarterly Report

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2020

†	Face amount/notional amount denominated in U.S. dollars, unless otherwise noted.

††	Represents less than 0.1%.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.

(c)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(d)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(e)	The coupon payment on this security is currently in default as of October 31, 2020.

(f)	Security has no maturity date. The date shown represents the next call date.

(g)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(h)	Securities traded on a when-issued or delayed delivery basis.

(i)	Security is valued using significant unobservable inputs (Note 1).

(j)	All or a portion of this loan is unfunded as of October 31, 2020. The interest rate for fully unfunded term loans is to be determined.

(k)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(l)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(m)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(n)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At October 31, 2020, the total market value of investments in Affiliated Companies was $1,715,763 and the cost was $1,731,585 (Note 2).

See Notes to Schedule of Investments.

Western Asset Income Fund 2020 Quarterly Report	41

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2020

Abbreviation(s) used in this schedule:
ARS	— Argentine Peso
AUD	— Australian Dollar
BRL	— Brazilian Real
CAS	— Connecticut Avenue Securities
CDO	— Collateralized Debt Obligation
CLO	— Collateralized Loan Obligation
CMT	— Constant Maturity Treasury
EUR	— Euro
EURIBOR	— Euro Interbank Offered Rate
GBP	— British Pound
ICE	— Intercontinental Exchange
IDR	— Indonesian Rupiah
IO	— Interest Only
JSC	— Joint Stock Company
LIBOR	— London Interbank Offered Rate
MXN	— Mexican Peso
OFZ	— Obligatsyi Federal’novo Zaima (Russian Federal Loan Obligation)
PIK	— Payment-In-Kind
PJSC	— Private Joint Stock Company
Re-REMIC	— Resecuritization of Real Estate Mortgage Investment Conduit
RUB	— Russian Ruble
USD	— United States Dollar

SCHEDULE OF WRITTEN OPTIONS
EXCHANGE-TRADED WRITTEN OPTIONS
SECURITY		EXPIRATION DATE	STRIKE PRICE		CONTRACTS	NOTIONAL AMOUNT†	VALUE
E-mini S&P 500 Index Futures, Put		12/18/20	$2,600.00		19	3,106,462	$(21,470)
E-mini S&P 500 Index Futures, Put		12/18/20	2,900.00		51	8,338,398	(139,995)
U.S. Treasury Long-Term Bonds Futures, Call		11/20/20	178.00		3	3,000	(1,172)

TOTAL EXCHANGE-TRADED WRITTEN OPTIONS (Premiums received - $151,645)							$(162,637)

OTC WRITTEN OPTIONS
	COUNTERPARTY
U.S. Dollar/Mexican Peso, Call	BNP Paribas SA	12/23/20	24.42	MXN	3,630,000	3,630,000	$(12,399)
U.S. Dollar/Mexican Peso, Call	Goldman Sachs Group Inc.	1/25/21	22.45	MXN	7,600,000	7,600,000	(144,879)
U.S. Dollar/Mexican Peso, Put	BNP Paribas SA	11/13/20	20.68	MXN	2,360,000	2,360,000	(16,797)
U.S. Dollar/Russian Ruble, Put	JPMorgan Chase & Co.	1/28/21	75.10	RUB	13,320,000	13,320,000	(125,143)

TOTAL OTC WRITTEN OPTIONS (Premiums received - $341,498)							$(299,218)

TOTAL WRITTEN OPTIONS (Premiums received - $493,143)							$(461,855)

See Notes to Schedule of Investments.

42	Western Asset Income Fund 2020 Quarterly Report

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2020

†	Notional amount denominated in U.S. dollars, unless otherwise noted.

Abbreviation(s) used in this schedule:

MXN	— Mexican Peso
RUB	— Russian Ruble

At October 31, 2020, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
Australian 10-Year Bonds	25	12/20	$2,601,113	$2,627,337	$26,224
Euro-Bobl	7	12/20	1,102,316	1,107,687	5,371
U.S. Treasury 2-Year Notes	611	12/20	134,967,946	134,935,531	(32,415)
U.S. Treasury Ultra 10-Year Notes	10	12/20	1,600,877	1,572,813	(28,064)
U.S. Treasury Ultra Long- Term Bonds	235	12/20	52,778,502	50,525,000	(2,253,502)

					(2,282,386)

Contracts to Sell:
90-Day Eurodollar	303	3/21	75,498,176	75,594,712	(96,536)
Euro-Bund	48	12/20	9,669,172	9,847,349	(178,177)
Euro-Buxl	3	12/20	754,526	799,276	(44,750)
U.S. Treasury 10-Year Notes	248	12/20	34,564,435	34,278,250	286,185
U.S. Treasury 5-Year Notes	266	12/20	33,507,258	33,410,015	97,243
U.S. Treasury Long-Term Bonds	138	12/20	24,508,979	23,800,688	708,291
					772,256

Net unrealized depreciation on open futures contracts					$(1,510,130)

At October 31, 2020, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,840,000	MXN	41,928,080	BNP Paribas SA	12/28/20	$(123,694)
MXN	41,928,080	USD	1,838,381	Citibank N.A.	12/28/20	125,314
AUD	1,080,000	USD	774,195	BNP Paribas SA	1/19/21	(14,741)
CAD	917,517	USD	690,267	BNP Paribas SA	1/19/21	(1,317)
MXN	26,494,309	USD	1,164,544	BNP Paribas SA	1/19/21	73,337
USD	3,887,175	EUR	3,290,000	BNP Paribas SA	1/19/21	47,843
USD	730,604	MXN	16,310,000	BNP Paribas SA	1/19/21	(31,441)

See Notes to Schedule of Investments.

Western Asset Income Fund 2020 Quarterly Report	43

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2020

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	733,667	MXN	16,210,000	BNP Paribas SA	1/19/21	$(23,706)
USD	748,781	MXN	16,750,000	BNP Paribas SA	1/19/21	(33,821)
CAD	960,000	USD	725,958	Citibank N.A.	1/19/21	(5,108)
CAD	4,795,702	USD	3,608,590	Citibank N.A.	1/19/21	(7,568)
EUR	1,080,000	USD	1,271,398	Citibank N.A.	1/19/21	(11,070)
EUR	1,120,000	USD	1,310,158	Citibank N.A.	1/19/21	(3,151)
EUR	1,460,000	USD	1,719,962	Citibank N.A.	1/19/21	(16,185)
EUR	1,480,000	USD	1,753,469	Citibank N.A.	1/19/21	(26,353)
USD	4,236,295	BRL	24,021,066	Citibank N.A.	1/19/21	61,762
USD	852,845	EUR	720,000	Citibank N.A.	1/19/21	12,627
USD	1,277,410	EUR	1,090,000	Citibank N.A.	1/19/21	5,412
USD	2,655,373	EUR	2,250,000	Citibank N.A.	1/19/21	29,691
EUR	350,000	USD	408,363	Goldman Sachs Group Inc.	1/19/21	76
JPY	391,150,666	USD	3,712,569	Goldman Sachs Group Inc.	1/19/21	28,081
RUB	48,050,000	USD	604,539	Goldman Sachs Group Inc.	1/19/21	(4,725)
RUB	86,040,000	USD	1,092,114	Goldman Sachs Group Inc.	1/19/21	(18,065)
RUB	174,656,560	USD	2,219,411	Goldman Sachs Group Inc.	1/19/21	(39,150)
USD	1,159,526	EUR	983,214	Goldman Sachs Group Inc.	1/19/21	12,144
USD	1,998,955	EUR	1,712,600	Goldman Sachs Group Inc.	1/19/21	402
USD	3,782,272	EUR	3,200,000	Goldman Sachs Group Inc.	1/19/21	47,967
USD	9,452,940	GBP	7,306,945	Goldman Sachs Group Inc.	1/19/21	(19,050)
USD	1,044,669	JPY	109,240,000	Goldman Sachs Group Inc.	1/19/21	(14)
USD	147,016	RUB	11,761,977	Goldman Sachs Group Inc.	1/19/21	189
USD	1,388	ZAR	24,072	Goldman Sachs Group Inc.	1/19/21	(77)
AUD	730,000	USD	517,675	JPMorgan Chase & Co.	1/19/21	(4,341)
AUD	1,460,000	USD	1,024,608	JPMorgan Chase & Co.	1/19/21	2,062
NOK	23,979,945	USD	2,538,729	JPMorgan Chase & Co.	1/19/21	(27,382)
USD	3,008,019	AUD	4,185,914	JPMorgan Chase & Co.	1/19/21	64,492
USD	68,012	CAD	90,179	JPMorgan Chase & Co.	1/19/21	298
USD	10,652,646	IDR	158,330,275,322	JPMorgan Chase & Co.	1/19/21	(91,479)
USD	5	INR	347	JPMorgan Chase & Co.	1/19/21	0 [1]
MXN	1,125,180	USD	53,358	Goldman Sachs Group Inc.	1/27/21	(832)
USD	53,200	MXN	1,125,180	Goldman Sachs Group Inc.	1/27/21	674
RUB	58,546,200	USD	737,358	JPMorgan Chase & Co.	1/29/21	(7,005)
USD	737,891	RUB	58,546,200	JPMorgan Chase & Co.	1/29/21	7,538
USD	5,670,282	SAR	21,280,000	JPMorgan Chase & Co.	4/15/21	428

Total						$10,062

1	Value is less than $1.

See Notes to Schedule of Investments.

44	Western Asset Income Fund 2020 Quarterly Report

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2020

Abbreviation(s) used in this table:

AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
EUR	— Euro
GBP	— British Pound
IDR	— Indonesian Rupiah
INR	— Indian Rupee
JPY	— Japanese Yen
MXN	— Mexican Peso
NOK	— Norwegian Krone
RUB	— Russian Ruble
SAR	— Saudi Arabian Riyal
USD	— United States Dollar
ZAR	— South African Rand

At October 31, 2020, the Fund had the following open swap contracts:

OTC INTEREST RATE SWAPS
SWAP COUNTERPARTY	NOTIONAL AMOUNT*	TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Citibank N.A.	4,600,000BRL	1/4/27	BRL-CDI**	7.024%**	—	$11,379
Citibank N.A.	5,400,000BRL	1/4/27	BRL-CDI**	7.024%**	$2,448	10,909
Citibank N.A.	5,822,000BRL	1/4/27	BRL-CDI**	7.024%**	3,078	11,324
JPMorgan Chase & Co.	3,800,000BRL	1/4/27	BRL-CDI**	7.044%**	—	10,015
JPMorgan Chase & Co.	19,480,000BRL	1/4/27	BRL-LIBOR**	6.870%**	—	23,529

Total					$5,526	$67,156

CENTRALLY CLEARED INTEREST RATE SWAPS
	NOTIONAL AMOUNT*		TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
	28,664,000		8/31/24	3-Month LIBOR quarterly	0.380% semi-annually	$15,372	$27,111
	113,420,000	MXN	7/18/29	28-Day MXN TIIE- Banxico every 28 days	7.450% every 28 days	42,090	612,958
	198,820,000	MXN	7/20/29	28-Day MXN TIIE- Banxico every 28 days	7.440% every 28 days	89,385	1,052,294
	8,350,000		7/20/45	0.560% annually	Daily SOFR annually	21,236	838,797
	1,080,000		8/19/45	0.740% annually	Daily SOFR annually	—	67,811
	2,435,000		2/15/47	1.000% semi-annually	3-Month LIBOR quarterly	29,510	138,601

Total						$197,593	$2,737,572

See Notes to Schedule of Investments.

Western Asset Income Fund 2020 Quarterly Report	45

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2020

OTC CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION[1]
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]*		TERMINATION DATE	IMPLIED CREDIT SPREAD AT OCTOBER 31, 2020[3]	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
Morgan Stanley & Co. Inc. (Volkswagen AG, 0.500%, due 3/30/ 21)	1,790,000	EUR	12/20/24	0.833%	1.000% quarterly	$14,492	$18,414	$(3,922)

OTC CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION4
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]*		TERMINATION DATE	IMPLIED CREDIT SPREAD AT OCTOBER 31, 2020[3]	PERIODIC PAYMENTS MADE BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
Morgan Stanley & Co. Inc. (Daimler AG, 1.400%, due 1/12/24)	1,790,000	EUR	12/20/24	0.589%	1.000% quarterly	$(35,848)	$(35,131)	$(717)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION[4]
REFERENCE ENTITY	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS MADE BY THE FUND†	MARKET VALUE[5]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Markit CDX.NA.HY.35 Index	$1,316,000	12/20/25	5.000% quarterly	$(46,126)	$(53,025)	$6,899

See Notes to Schedule of Investments.

46	Western Asset Income Fund 2020 Quarterly Report

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2020

1

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

2

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

3

Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

4

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the underlying securities comprising the referenced index.

5

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

*	Notional amount denominated in U.S. dollars, unless otherwise noted.

**	One time payment made at termination date.

Abbreviation(s) used in this table:

BRL	— Brazilian Real
BRL-CDI	— Brazil Cetip InterBank Deposit Rate
BRL-LIBOR	— Brazil London Interbank Offered Rate
EUR	— Euro
LIBOR	— London Interbank Offered Rate
MXN	— Mexican Peso
SOFR	— Secured Overnight Financing Rate

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Western Asset Income Fund 2020 Quarterly Report	47

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Income Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

48

Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

49

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Corporate Bonds & Notes:
Financials	—	$31,247,297	$1,262,436	$32,509,733
Other Corporate Bonds & Notes	—	150,867,093	—	150,867,093
Senior Loans:
Consumer Discretionary	—	24,026,320	3,462,321	27,488,641
Consumer Staples	—	3,226,078	256,425	3,482,503
Financials	—	14,818,617	1,485,739	16,304,356
Health Care	—	20,664,879	1,925,591	22,590,470
Industrials	—	22,841,259	1,600,450	24,441,709
Information Technology	—	8,596,772	935,604	9,532,376
Real Estate	—	1,752,591	485,485	2,238,076
Other Senior Loans	—	21,962,673	—	21,962,673
Collateralized Mortgage Obligations	—	80,620,389	—	80,620,389
Sovereign Bonds	—	55,596,514	—	55,596,514
Asset-Backed Securities	—	47,593,808	1,350,251	48,944,059
Convertible Bonds & Notes	—	10,619,423	—	10,619,423
Purchased Options:
Exchange-Traded Purchased Options	$634,657	—	—	634,657
OTC Purchased Options	—	420,016	—	420,016
Mortgage-Backed Securities	—	991,120	—	991,120
Common Stocks:
Energy	283,240	—	49,313	332,553
Preferred Stocks	140,179	—	—	140,179
Non-U.S. Treasury Inflation Protected Securities	—	63,376	—	63,376

Total Long-Term Investments	1,058,076	495,908,225	12,813,615	509,779,916

Short-Term Investments†	1,291,585	—	—	1,291,585

Total Investments	$2,349,661	$495,908,225	$12,813,615	$511,071,501

50

Notes to Schedule of Investments (unaudited) (continued)

ASSETS (cont’d)
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts	$1,123,314	—	—	$1,123,314
Forward Foreign Currency Contracts	—	$520,337	—	520,337
OTC Interest Rate Swaps‡	—	72,682	—	72,682
Centrally Cleared Interest Rate Swaps	—	2,737,572	—	2,737,572
OTC Credit Default Swaps on Corporate Issues - Sell Protection‡	—	14,492	—	14,492
Centrally Cleared Credit Default Swaps on Credit Indices - Buy Protection	—	6,899	—	6,899
Total Other Financial Instruments	$1,123,314	$3,351,982	—	$4,475,296

Total	$3,472,975	$499,260,207	$12,813,615	$515,546,797

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Written Options:
Exchange-Traded Written Options	$162,637	—	—	$162,637
OTC Written Options	—	$299,218	—	299,218
Futures Contracts	2,633,444	—	—	2,633,444
Forward Foreign Currency Contracts	—	510,275	—	510,275
OTC Credit Default Swaps on Corporate Issues - Buy Protection‡	—	35,848	—	35,848

Total	$2,796,081	$845,341	—	$3,641,422

†	See Schedule of Investments for additional detailed categorizations.

‡	Value includes any premium paid or received with respect to swap contracts.

51

Notes to Schedule of Investments (unaudited) (continued)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities	Balance as of July 31, 2020	Accrued premiums/ discounts	Realized gain (loss)[1]	Change in unrealized appreciation (depreciation)[2]	Purchases
Corporate Bonds & Notes:
Financials	—	—	—	—	—
Senior Loans:
Communication Services	$565,021	$303	$19	$(2,085)	—
Consumer Discretionary	398,000	(346)	—	(11,054)	$1,565,100
Consumer Staples	251,550	122	—	4,753	—
Financials	1,472,100	463	1	13,743	—
Health Care	1,189,990	126	63	3,376	237,600
Industrials	698,979	413	27	5,573	651,768
Information
Technology	321,787	—	—	832	—
Real Estate	—	—	—	—	—
Asset-Backed Securities	940,452	—	—	19,799	390,000
Common Stocks:
Energy	37,430	—	—	11,883	—

Total	$5,875,309	$1,081	$110	$46,820	$2,844,468

Investments in Securities (cont’d)	Sales	Transfers into Level 3[3]	Transfers out of Level 3[4]	Balance as of October 31, 2020	Net change in unrealized appreciation (depreciation) for investments in securities still held at October 31, 2020[2]
Corporate Bonds & Notes:
Financials	—	$1,262,436	—	$1,262,436	—
Senior Loans:
Communication Services	$(1,425)	—	$(561,833)	—	—
Consumer Discretionary	—	1,510,621	—	3,462,321	$(1,400)
Consumer Staples	—	—	—	256,425	4,753

52

Notes to Schedule of Investments (unaudited) (continued)

Investments in Securities (cont’d)	Sales	Transfers into Level 3[3]	Transfers out of Level 3[4]	Balance as of October 31, 2020	Net change in unrealized appreciation (depreciation) for investments in securities still held at October 31, 2020[2]
Financials	$(568)	—	—	$1,485,739	$13,743
Health Care	(18,586)	$1,686,191	$(1,173,169)	1,925,591	1,795
Industrials	(2,025)	758,474	(512,759)	1,600,450	1,141
Information Technology	(827)	613,812	—	935,604	831
Real Estate	—	485,485	—	485,485	—
Asset-Backed Securities	—	—	—	1,350,251	19,799
Common Stocks:
Energy	—	—	—	49,313	11,883

Total	$(23,431)	$6,317,019	$(2,247,761)	$12,813,615	$52,545

1	This amount is included in net realized gain (loss) from investment transactions in unaffiliated securities in the accompanying Statement of Operations.

2

Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

3	Transferred into Level 3 as a result of the unavailability of a quoted price in an active market for an identical investment or the unavailability of other significant observable inputs.

4	Transferred out of Level 3 as a result of the availability of a quoted price in an active market for an identical investment or the availability of other significant observable inputs.

2. Transactions with affiliated companies

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The Fund invested in Western Asset Premier Institutional Government Reserves, Premium Shares, an affiliated registered money market fund managed by Western Asset Management Company, LLC, the Fund’s subadviser. Benefit Street Partners is a wholly-owned subsidiary of Franklin Resources. The following companies were considered affiliated companies for all or some portion of the period ended October 31, 2020. The following transactions were effected in such companies for the period ended October 31, 2020.

53

Notes to Schedule of Investments (unaudited) (continued)

	Affiliate Value at July 31, 2020	Purchased		Sold
		Cost	Shares/ Face amount	Cost	Shares/ Face amount
Benefit Street Partners CLO IV Ltd., 2014-IVA CRR	$423,895	—	—	—	—
Western Asset Premier Institutional Government Reserves, Premium Shares	2,983,407	$49,470,334	49,470,334	$51,162,156	51,162,156

	$3,407,302	$49,470,334		$51,162,156

(cont’d)	Realized Gain (Loss)	Interest Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at October 31, 2020
Benefit Street Partners CLO IV Ltd., 2014-IVA CRR	—	$4,620	$283	$424,178
Western Asset Premier Institutional Government Reserves, Premium Shares	—	448	—	1,291,585

	—	$5,068	$283	$1,715,763

54